Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Dec. 19, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TRANS LUX CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		32,576,217
Amendment Flag	true
Amendment Description	Ammendment following correspondence.
Entity Central Index Key	0000099106
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 853		$ 1,109		$ 398
Receivables	2,450	[1]	2,060	[2]	2,970	[3]
Unbilled receivables	54		63		11
Inventories	2,909		2,875		4,852
Prepaids and other	294		729		532
Total current assets	6,560		6,836		8,763
Rental equipment	43,779		43,252		50,229
Less accumulated depreciation	29,885		27,060		30,173
Rental equipment, net	13,894		16,192		20,056
Property, plant and equipment	4,439		4,381		6,840
Less accumulated depreciation	2,496		2,316		4,571
Property, plant and equipment, net	1,943		2,065		2,269
Asset held for sale			696		920
Goodwill (in Dollars)	744		744		810
Other assets	488		926		624
TOTAL ASSETS	23,629		27,459		33,442
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,796		1,589		2,459
Accrued liabilities	6,431		6,719		7,555
Current portion of long-term debt	4,206		4,444		16,378
Warrant liabilities	2,132		5,408
Total current liabilities	14,565		18,160		26,392
Long-term debt:
Notes payable	472		512		2,335
Deferred pension liability and other	5,341		4,930		4,685
Total liabilities	20,378		23,602		33,412
Redeemable convertible preferred stock			6,138	[4]
Stockholders' equity (deficit):
Common stock	26	[5]	5,071	[6]	2,827	[7]
Additional paid-in-capital	23,804		12,620		14,279
Accumulated deficit	(14,178)		(13,443)		(12,025)
Accumulated other comprehensive loss	(3,338)		(3,466)		(1,988)
Treasury stock - at cost	(3,063)	[8]	(3,063)	[9]	(3,063)	[10]
Total stockholders' equity (deficit)	3,251		(2,281)		30
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 23,629		$ 27,459		$ 33,442

[1]	less allowance of $502 - September 30,2012
[2]	less allowance of $884 - December 31, 2011
[3]	less allowance of $1,326 - December 31, 2010
[4]	$1 par value - 500,000 authorized, 416,500 Series A convertible preferred shares issued in 2011
[5]	$0.001 par value - 60,00,000 shares authorized, 25,895,424 common shares issued in 2012
[6]	$1 par value - 5,500,000 shares authorized,5,070,424 common shares issued in 2011
[7]	$1 par value - 5,500,000 shares authorized,2,826,424 common shares issued in 2010
[8]	383,596 common shares in 2012
[9]	383,596 common shares in 2011
[10]	383,596 common shares in 2010

Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Doubtful Accounts Receivable (in Dollars)	$ 502	$ 884	$ 1,326
Redeemable Convertible Preferred Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 1
Redeemable Convertible Preferred Stock, Shares Authorized		500,000
Redeemable Convertible Preferred Stock, Shares Issued		416,500
Common Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 1	$ 1
Common Stock, Shares Authorized	60,000,000	5,500,000	5,500,000
Common Stock, Shares Issued	25,895,424	5,070,424	2,826,424
Treasury Stock, Shares	383,596	383,596	383,596

Consolidated Statement of Operations and Condensed Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Digital display sales	$ 4,250,000	$ 5,185,000	$ 13,101,000	$ 11,152,000	$ 15,990,000	$ 15,515,000
Digital display lease and maintenance	1,671,000	1,908,000	5,261,000	5,903,000	7,767,000	8,561,000
Real estate rentals	5,000	24,000	36,000	69,000	92,000	231,000
Total revenues	5,926,000	7,117,000	18,398,000	17,124,000	23,849,000	24,307,000
Cost of revenues:
Cost of digital display sales	3,166,000	4,911,000	10,176,000	9,874,000	13,977,000	12,912,000
Cost of digital display lease and maintenance	1,510,000	1,727,000	4,467,000	4,976,000	6,589,000	7,304,000
Cost of real estate rentals	16,000	16,000	47,000	49,000	66,000	56,000
Total cost of revenues	4,692,000	6,654,000	14,690,000	14,899,000	20,632,000	20,272,000
Gross profit from operations	1,234,000	463,000	3,708,000	2,225,000	3,217,000	4,035,000
General and administrative expenses	(2,112,000)	(1,950,000)	(7,093,000)	(6,205,000)	(7,948,000)	(8,483,000)
Restructuring costs	(178,000)	(16,000)	(351,000)	(86,000)	(164,000)	(1,078,000)
Goodwill impairment					(66,000)
Operating loss	(1,056,000)	(1,503,000)	(3,736,000)	(4,066,000)	(4,961,000)	(5,526,000)
Interest expense, net	(120,000)	(416,000)	(307,000)	(1,140,000)	(1,382,000)	(1,591,000)
Gain on debt extinguishment			60,000		8,796,000
Change in warrant liabilities	1,379,000		3,276,000		(3,655,000)
Loss from continuing operations before income taxes	203,000	(1,919,000)	(707,000)	(5,206,000)	(1,202,000)	(7,117,000)
Income tax benefit	(7,000)	(7,000)	(21,000)	(21,000)	8,000	19,000
Loss from continuing operations	196,000	(1,926,000)	(728,000)	(5,227,000)	(1,194,000)	(7,098,000)
(Loss) income from discontinued operations		(224,000)	(7,000)	(224,000)	(224,000)	62,000
Net loss	$ 196,000	$ (2,150,000)	$ (735,000)	$ (5,451,000)	$ (1,418,000)	$ (7,036,000)
Loss per share continuing operations - basic and diluted (in Dollars per share)	$ 0.01	$ (0.79)	$ (0.06)	$ (2.14)	$ (0.44)	$ (2.91)
(Loss) earnings per share discontinued operations - basic and diluted (in Dollars per share)		$ (0.09)		$ (0.09)	$ (0.08)	$ 0.02
Total loss per share - basic and diluted (in Dollars per share)	$ 0.01	$ (0.88)	$ (0.06)	$ (2.23)	$ (0.52)	$ (2.89)
Weighted average common shares outstanding - basic and diluted (in Shares)	25,512	2,443	12,059	2,443	2,738	2,437

Consolidated Statements of Comprehensive Loss and Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ 196	$ (1,418)	$ (2,150)	$ (7,036)	$ (735)	$ (5,451)
Other comprehensive (loss) income:
Unrealized foreign currency translation (loss) gain	110	(82)	(299)	184	128	(177)
Change in unrecognized pension costs		(1,396)		(433)
Total other comprehensive loss, net of tax	110	(1,478)	(299)	(249)	128	(177)
Comprehensive loss	$ 306	$ (2,896)	$ (2,449)	$ (7,285)	$ (607)	$ (5,628)

Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (735,000)	$ (5,451,000)	$ (1,418,000)	$ (7,036,000)
(Loss) income from discontinued operations	7,000	224,000	224,000	(62,000)
Loss from continuing operations	(728,000)	(5,227,000)	(1,194,000)	(7,098,000)
Adjustment to reconcile loss from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	3,102,000	3,492,000	4,615,000	5,303,000
Stock compensation expense	3,000	18,000	24,000	21,000
Gain on debt extinguishment	(60,000)		(8,796,000)
Change in warrant liabilities	(3,276,000)		3,655,000
Non-cash restructuring costs	1,600,000			480,000
Write-off of engineering software, net				456,000
Changes in operating assets and liabilities:
Receivables	(381,000)	(499,000)	858,000	(1,209,000)
Inventories	(34,000)	1,171,000	1,977,000	297,000
Prepaids and other assets	776,000	46,000	(508,000)	248,000
Accounts payable and accrued liabilities	79,000	1,330,000	(1,081,000)	2,821,000
Deferred pension liability and other	409,000	239,000	(83,000)	400,000
Net cash (used in) provided by operating activities of continuing operations	(110,000)	570,000	(533,000)	1,720,000
Cash flows from investing activities
Equipment manufactured for rental	(527,000)	(296,000)	(408,000)	(1,264,000)
Purchases of property, plant and equipment	(58,000)	(48,000)	(64,000)	(161,000)
Net cash used in investing activities of continuing operations	(585,000)	(344,000)	(472,000)	(1,425,000)
Cash flows from financing activities
Payments of long-term debt	(750,000)	(644,000)	(6,784,000)	(1,300,000)
Proceeds from long-term debt	500,000	800,000	650,000	830,000
Net proceeds from issuance of preferred stock and warrants			7,850,000
Net cash provided by (used in) financing activities of continuing operations	(250,000)	156,000	1,716,000	(470,000)
Cash flows from discontinued operations
Cash provided by sale of asset of discontinued operations	689,000
Cash provided by operating activities of discontinued operations				32,000
Net cash provided by discontinued operations	689,000			32,000
Net increase (decrease) in cash and cash equivalents	(256,000)	382,000	711,000	(143,000)
Cash and cash equivalents at beginning of year	1,109,000	398,000	398,000	541,000
Cash and cash equivalents at end of year	853,000	780,000	1,109,000	398,000
Supplemental disclosure of cash flow information:
Interest paid	220,000	358,000	460,000	538,000
Income taxes paid
Supplemental non-cash financing activities:
Exchange of 8¼% Notes for Common Stock			$ 561,000

Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders` Equity (Deficit) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009		$ 2,827,000	$ 14,657,000	$ (4,989,000)	$ (1,739,000)	$ (3,463,000)	$ 7,293,000
Balance (in Shares) at Dec. 31, 2009		2,826,424
Net loss				(7,036,000)			(7,036,000)
Issuance of restricted Common Stock (50,000 shares)			(400,000)			400,000
Stock compensation expense			22,000				21,000
Other comprehensive income (loss), net of tax:
Unrealized foreign currency translation gain					184,000		184,000
Change in unrecognized pension costs					(433,000)		(433,000)
Balance at Dec. 31, 2010		2,827,000	14,279,000	(12,025,000)	(1,988,000)	(3,063,000)	30,000
Balance (in Shares) at Dec. 31, 2010		2,826,424
Net loss				(1,418,000)			(1,418,000)
Issuance of Common Stock (2,244,000 shares)		2,244,000	(1,683,000)				561,000
Issuance of Common Stock (2,244,000 shares) (in Shares)		2,244,000
Issuance of Series A Convertible Preferred Stock (416,500 shares)	6,138,000
Issuance of Series A Convertible Preferred Stock (416,500 shares) (in Shares)	416,500
Stock compensation expense			24,000				24,000
Other comprehensive income (loss), net of tax:
Unrealized foreign currency translation gain					(82,000)		(82,000)
Change in unrecognized pension costs					(1,396,000)		(1,396,000)
Balance at Dec. 31, 2011	$ 6,138,000	$ 5,071,000	$ 12,620,000	$ (13,443,000)	$ (3,466,000)	$ (3,063,000)	$ (2,281,000)
Balance (in Shares) at Dec. 31, 2011	416,500	5,070,424

Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders` Equity (Deficit) (Parentheticals) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issuance of restricted Common Stock, shares	50,000

Summary of Significant Accounting Policies (Annual)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
1.  Summary of Significant Accounting Policies

Trans-Lux Corporation is a leading designer and manufacturer of digital signage displays, LED lighting solutions and owner/operator of a rental property.

Principles of consolidation:  The consolidated financial statements include the accounts of Trans-Lux Corporation, a Delaware corporation, and all wholly-owned subsidiaries (the “Company”).  Intercompany balances and transactions have been eliminated in consolidation.

Use of estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the financial statements in the period in which they are determined to be necessary.  Estimates are used when accounting for such items as costs of long-term sales contracts, allowance for uncollectible accounts, inventory valuation allowances, depreciation and amortization, intangible assets, income taxes, warranty obligation, benefit plans, contingencies and litigation.

Cash and cash equivalents:  The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts receivable:  Receivables are carried at net realizable value.  Credit is extended based on an evaluation of each customer’s financial condition; collateral is generally not required.  Reserves for uncollectible accounts receivable are provided based on historical experience and current trends.  The Company evaluates the adequacy of these reserves regularly.

The following is a summary of the allowance for uncollectible accounts at December 31:

In thousands	2011	2010
Balance at beginning of year	$1,326	$1,393
Provisions	434	92
Deductions	(876)	(159)
Balance at end of year	$ 884	$1,326

Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers, the relatively small account balances within the majority of the Company’s customer base and their dispersion across different businesses.

Inventories:  Inventories are stated at the lower of cost (first-in, first-out method) or market value.  Valuation allowances for slow moving and obsolete inventories are provided based on historical experience and demand for servicing of the displays.  The Company evaluates the adequacy of these valuation allowances regularly.

Rental equipment and property, plant and equipment:  Rental equipment and property, plant and equipment are stated at cost and depreciated over their respective useful lives using the straight-line method.  Leaseholds and improvements are amortized over the lesser of the useful lives or term of the lease.

The estimated useful lives are as follows:

Years
Indoor Rental equipment	5 - 10
Outdoor Rental equipment	15
Buildings and improvements	10 - 40
Machinery, fixtures and equipment	3 - 15
Leaseholds and improvements	5

When rental equipment and property, plant and equipment are fully depreciated, retired or otherwise disposed of, the cost and accumulated depreciation are eliminated from the accounts.

Asset held for sale:  Asset held for sale consists of land located in Silver City, New Mexico.

Goodwill and intangibles:  Goodwill represents the excess of purchase price over the estimated fair value of net assets acquired.  Identifiable intangible assets are recorded at cost and amortized over their estimated useful life on a straight line basis and deferred financing costs are amortized over the life of the related debt of one to two years.  The goodwill of $744,000 relates to the Digital display sales segment.

The Company annually evaluates the value of its goodwill on October 1 and determines if it is impaired by comparing the carrying value of goodwill to its estimated fair value.  Changes in the assumptions used could materially impact the fair value estimates.  Assumptions critical to our fair value estimates are: (i) discount rate used to derive the present value factors used in determining the fair value of the reporting unit, (ii) projected average revenue growth rates used in the reporting unit models and (iii) projected long-term growth rates used in the derivation of terminal year values.  These and other assumptions are impacted by economic conditions and expectations of management and will change in the future based on period-specific facts and circumstances.  The Company uses the income and the market approach when testing for goodwill impairment.

 The Company weighs these approaches by using a 67% factor for the income approach and a 33% factor for the market approach.  Together these two factors estimate the fair value of the reporting unit.  The Company’s goodwill relates to our catalog sports reporting unit.  The Company uses a discounted cash flow model to determine the fair value under the income approach which contemplates an overall weighted average revenue growth rate of 3.0%.  If the Company were to reduce its revenue projections on the reporting unit by 1.3% within the income approach, the fair value of the reporting unit would be below carrying value.  The gross profit margins used are consistent with historical margins achieved by the Company during previous years.  If there is a margin decline of 0.5% or more, the model would yield results of a fair value less than carrying amount.  The Company uses a market multiple approach based on revenue to determine the fair value under the market approach which includes a selection of and market price of a group of comparable companies and the performance of the guidelines of the comparable companies and of the reporting unit.  The impairment test for goodwill is a two-step process.  The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount.  If the carrying amount of the reporting unit exceeds its fair value, a second step is performed to calculate the implied fair value of the goodwill of the reporting unit by deducting the fair value of all of the individual assets and liabilities of the reporting unit from the respective fair values of the reporting unit as a whole.  To the extent the calculated implied fair value of the goodwill is less than the recorded goodwill, an impairment charge is recorded for the difference.  Fair value is determined using cash flow and other valuation models (generally Level 3 inputs in the fair value hierarchy).  During 2011, the Company wrote off the goodwill associated with the older LED technology and recorded a goodwill impairment charge of $66,000.  There was no impairment of goodwill in 2010.

The Company also evaluates the value of its other intangible assets by comparing the carrying value with estimated future cash flows when indicators of possible impairment exist.  There were no impairments of other intangibles in 2011 or 2010.

Impairment or disposal of long-lived assets:  The Company evaluates whether there has been an impairment in its long-lived assets if certain circumstances indicate that a possible impairment may exist.  An impairment in value may exist when the carrying value of a long-lived asset exceeds its undiscounted cash flows.  If it is determined that an impairment in value has occurred, the carrying value is written down to its fair value. The Company uses a present value technique to measure the fair value of its long-lived assets, which utilizes future cash flow estimates of the underlying lease agreements and expectations of renewing such leases. There were no impairments of long-lived assets in 2011 or 2010.

Revenue recognition:  Revenues from equipment lease and maintenance contracts are recognized during the term of the respective agreements, which generally run for periods of one month to 10 years.  At December 31, 2011, the future minimum lease payments due to the Company under operating leases that expire at varying dates through 2019 for its rental equipment and maintenance contracts, assuming no renewals of existing leases or any new leases, aggregating $12,563,000 was as follows:  $6,010,000 – 2012, $3,721,000 – 2013, $1,485,000 – 2014, $832,000 – 2015, $394,000 – 2016 and $121,000 thereafter.  The Company recognizes revenues on long-term equipment sales contracts, which require more than three months to complete, using the percentage of completion method.  The Company records unbilled receivables representing amounts due under these long-term equipment sales contracts, which have not been billed to the customer.  Income is recognized based on the percentage of incurred costs to the estimated total costs for each contract.  The determination of the estimated total costs is susceptible to change on these sales contracts.  Revenues on equipment sales with long-term receivables are recorded on the installment basis.  At December 31, 2011, the future accounts receivables due to the Company under installment sales agreements aggregated $328,000 through 2018.  Revenues on equipment sales, other than long-term equipment sales contracts, are recognized upon shipment when title and risk of loss passes to the customer.  Real estate rentals revenue is recognized monthly on a straight-line basis during the term of the respective lease agreements.

Warranty obligations:  The Company provides for the estimated cost of product warranties at the time revenue is recognized.  While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates.  Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.

Taxes on income:  Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at tax rates expected to be in effect when such temporary differences are expected to reverse and for operating loss carry forwards.  The temporary differences are primarily attributable to operating loss carryforwards and depreciation.  The Company records a valuation allowance against net deferred income tax assets if, based upon the available evidence, it is more-likely-than-not that the deferred income tax assets will not be realized.

The Company considers whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Once it is determined that a position meets the more-likely-than-not recognition threshold, the position is measured to determine the amount of benefit to recognize in the financial statements.  The Company’s policy is to classify interest and penalties related to uncertain tax positions in income tax expense.  To date, there have been no interest or penalties charged to the Company in relation to the underpayment of income taxes.

The Company’s determinations regarding uncertain income tax positions may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof.

Foreign currency:  The functional currency of the Company’s Canadian business operation is the Canadian dollar.  The assets and liabilities of such operation are translated into U.S. dollars at the year-end rate of exchange, and the operating and cash flow statements are converted at the average annual rate of exchange.  The resulting translation adjustment is recorded in Accumulated other comprehensive loss in the Consolidated Balance Sheets and as a separate item in the Consolidated Statements of Comprehensive Loss.  Gains and losses related to the settling of transactions not denominated in the functional currency are recorded as a component of General and administrative expenses in the Consolidated Statements of Operations.

Share-based compensation plan:  The Company measures share-based payments to employees and directors at the grant date fair value of the instrument.  The fair value is estimated on the date of grant using the Black-Scholes valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  For details on the accounting effect of share-based compensation, see Note 16 – Share-Based Compensation.

Consideration of Subsequent Events:  The Company evaluated events and transactions occurring after December 31, 2011 through the date these consolidated financial statements were issued, to identify subsequent events which may need to be recognized or non-recognizable events which would need to be disclosed.  No recognizable events or transactions were identified; see Note 20 – Subsequent Events for non-recognizable events or transactions identified for disclosure.

Recent accounting pronouncement:  In June 2011, FASB issued new authoritative guidance on the presentation of comprehensive income. The new guidance requires an entity to present the components of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders’ equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for fiscal years beginning after December 15, 2011. In December 2011, FASB amended this guidance to postpone a requirement to present items that are reclassified from other comprehensive income to net income on the face of the financial statement where the components of net income and other comprehensive income are presented and reinstate previous guidance related to such reclassifications. The deferral did not affect the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company elected for early adoption of the requirements to present a separate, consecutive comprehensive income statement in 2011. Adoption of the new guidance did not have an impact on the Company’s consolidated financial statements, as the guidance impacted presentation only.

In September 2011, FASB issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill Impairment” (“ASU 2011-08”).  ASU 2011-08 is intended to simplify goodwill impairment testing by permitting assessment of qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the traditional two-step impairment test.  Under this update, we are not required to calculate the fair value of our reporting units unless we conclude that it is more-likely-than-not (likelihood of more than 50%) that the carrying value of our reporting units is greater than the fair value of such units based on our assessment of events and circumstances.  This update is effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  We plan to adopt the provisions of this update at the beginning of our 2012 fourth quarter, which has historically been the time at which we assessed the potential impairment of our goodwill and other indefinite lived intangible assets.  The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s consolidated financial statements.

Reclassifications:  Certain reclassifications of prior years’ amounts have been made to conform to the current year’s presentation.

Plan of Restructuring (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring and Related Activities Disclosure [Text Block]
Note 2 - Plan of Restructuring

The Company’s Board of Directors approved a comprehensive restructuring plan which included offers to the holders of the 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged and to the holders of the 9½% Subordinated debentures due 2012 (the “Debentures”) to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims. On November 14, 2011, $8,976,000 principal amount of the Notes and $718,000 principal amount of the Debentures were exchanged.  The Company issued 2,244,000 shares of Common Stock in exchange for the Notes, which have not been registered under the Securities Exchange Act of 1933, as amended, and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements. In 2012, an additional $57,000 principal amount of the Notes and $5,000 principal amount of the Debentures were exchanged.

As part of the restructuring plan, on November 14, 2011 the Company completed the sale of an aggregate of $8.3 million of securities (the “Offering”) consisting of 416,500 shares of the Company’s Series A Convertible Preferred Stock, par value $0.001 per share (the “Preferred Stock”) having a stated value of $20.00 per share and convertible into 50 shares of the Company’s Common Stock, par value $0.001 per share (or an aggregate of 20,825,000 shares of Common Stock) and 4,165,000 one-year warrants (the “A Warrants”).  The expiration date of the A Warrants was subsequently extended until February 12, 2013. These securities were issued at a purchase price of $20,000 per unit (the “Unit”).  Each Unit consists of 1,000 shares of Preferred Stock, which are convertible into 50,000 shares of Common Stock and 10,000 A Warrants.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

R.F. Lafferty & Co., Inc. (the “Placement Agent”), a FINRA registered broker-dealer, was engaged as Placement Agent in connection with the Offering.  The Placement Agent was paid fees based upon a maximum of an $8,000,000 raise.  Such fees consisted of a cash fee in the amount of $200,000, a one-year note for $200,000 at a 4.00% rate of interest and three-year warrants to purchase 24 Units (the “Placement Agent Warrants”).  The A Warrants issuable upon exercise of the Placement Agent Warrants and the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be substantially the same as the A Warrants and B Warrants sold in the Offering, except that they have the following exercise periods: (i) the A Warrants issuable upon exercise of the Placement Agent Warrants shall be exercisable for a period of two years from the date of exercise of the Placement Agent Warrants; and (ii) the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be exercisable for a period equal to the longer of three years from the closing date of the restructuring transaction or one year from the date of exercise of the A Warrants underlying the Placement Agent Warrants.  The Placement Agent Warrants are exercisable at a price of $0.50 per share, and the A Warrants and B Warrants issuable upon exercise of the Placement Agent Warrants will be exercisable at a price of $0.20 per share in the case of the A Warrants and $0.50 per share in the case of the B Warrants, on the same terms as provided in the A Warrants and B Warrants sold in the Offering.

At the Annual Meeting of Stockholders on June 26, 2012, among other things the stockholders approved proposals to (a) increase the authorized shares of Common Stock to 60,000,000, (b) reduce the par value of Common Stock to $0.001, (c) reduce the par value of Preferred Stock to $0.001, (d) remove Class A Stock from authorized capital stock and (e) remove Class B Stock from authorized capital stock, and on July 2, 2012, the Company filed an Amended and Restated Certificate of Incorporation with the Secretary of State of Delaware containing these provisions, which is reflected in the September 30, 2012 Condensed Consolidated Balance Sheet.  Pursuant to the filing of the Amended and Restated Certificate of Incorporation, the Company’s 416,500 issued and outstanding shares of Preferred Stock automatically converted into an aggregate of 20,825,000 shares of Common Stock in accordance with the terms of the Preferred Stock, the exercise price of the A Warrants was reduced from $1.00 per share to $0.20 per share in accordance with the terms of the A Warrants, the exercise price of the B Warrants was reduced from $1.00 per share to $0.50 share in accordance with the terms of the B Warrants, the exercise price of the Placement Agent Warrants was reduced from $1.00 per share to $0.50 per share and the exercise price of the warrants associated with the $650,000 of 4.00% secured notes was reduced from $1.00 per share to $0.10 per share in accordance with the terms of those warrants.

The net proceeds of the Offering were used to fund the restructuring of the Company’s outstanding debt, which included: (1) a cash settlement to holders of the Notes in the amount of $2,019,600; (2) a cash settlement to holders of the Debentures in the amount of $71,800; (3) a payment on the Company’s outstanding term loan with the senior lender in the amount of $320,833 and (4) a payment of $1.0 million on the Company’s outstanding revolving loan with the senior lender under the Credit Agreement.  The net proceeds of the Offering remaining after the payments to the holders of the Notes and the Debentures and to the senior lender were used to pay the remaining $3.0 million outstanding under the revolving loan with the senior lender under the Credit Agreement and for working capital.

The investors, who own a substantial number of warrants to purchase our Common Stock will have substantial influence over the vote on key matters requiring stockholder approval.  As of September 30, 2012, the investors have 8,330,000 warrants to purchase shares of our Common Stock issued in connection with their investment in the Preferred Stock, which does not include the 2,680,000 warrants held by the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes.

The Company began its restructuring plan in 2010 by reducing operating costs.  The actions included the elimination of approximately 90 positions from our operations and the closing of our Stratford, Connecticut manufacturing facility.  Total restructuring costs to date have been $1.6 million consisting of employee severance pay, facility closing costs representing primarily lease termination and asset write-off costs, and other fees directly related to the restructuring plan.  The three months ending September 30, 2012 results include an additional restructuring charge of $178,000 consisting of severance directly related to the restructuring plan.  The costs associated with the restructuring are included in a separate line item, Restructuring costs, in the Condensed Consolidated Statements of Operations.  We expect that the majority of these costs will be paid over the next 12 months.

The following table shows the amounts expensed and paid for restructuring costs that were incurred during the nine months ended September 30, 2012 and the remaining accrued balance of restructuring costs as of September 30, 2012, which is included in Accrued liabilities in the Condensed Consolidated Balance Sheets:

	Balance December 31, 2011	Provision	Payments and Other Adjustments	Balance September 30, 2012
Severance costs (1)	$43	$ 341	$161	$223
Other fees	30	10	40	-
Total Restructuring cost	$73	$351	$201	$223

(1) Represents salaries for employees separated from the Company.

The following table shows, by reportable segment, the restructuring costs incurred for the nine months ended September 30, 2012 and the remaining accrued balance of restructuring costs as of September 30, 2012:

	Balance December 31, 2011	Provision	Payments and Other Adjustments	Balance September 30, 2012
Digital display sales	$ -	$330	$135	$195
Digital display lease and maintenance	73	21	66	28
Restructuring Costs, Reportable segment	$73	$351	$201	$223

2.  Plan of Restructuring

The Company’s Board of Directors approved a comprehensive restructuring plan which included offers to the holders of the 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged and to the holders of the 9½% Subordinated debentures due 2012 (the “Debentures”) to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.

$8,976,000 principal amount of the Notes and $718,000 principal amount of the Debentures were exchanged.  The Company issued 2,244,000 shares of Common Stock in exchange for the Notes, which have not been registered under the Securities Exchange Act of 1933, as amended, and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.  The Company recorded an $8.8 million gain ($3.21 per share, basic and diluted) on debt extinguishment of principal and accrued interest on the Notes and Debentures that were exchanged.

As part of the restructuring plan, on November 14, 2011 the Company completed the sale of an aggregate of $8.3 million of securities (the “Offering”) consisting of 416,500 shares of the Company’s Series A Convertible Preferred Stock, par value $1.00 per share (the “Preferred Stock”) having a stated value of $20.00 per share and convertible into 50 shares of the Company’s Common Stock, par value $1.00 per share (or an aggregate of 20,825,000 shares of Common Stock) and 4,165,000 one-year warrants (the “A Warrants”).  These securities were issued at a purchase price of $20,000 per unit (the “Unit”).  Each Unit consisted of 1,000 shares of Preferred Stock, which are convertible into 50,000 shares of Common Stock and 10,000 A Warrants.  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $1.00 per share (subject to adjustment to $0.20 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $1.00 per share (subject to adjustment to $0.50 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).

R.F. Lafferty & Co., Inc., (the “Placement Agent”) a FINRA registered broker-dealer, was engaged as placement agent in connection with the Offering.  The Placement Agent was paid fees based upon a maximum of an $8,000,000 raise.  Such fees consisted of a cash fee in the amount of $200,000, a one year note for $200,000 at a 4.00% rate of interest and three-year warrants to purchase 24 Units (the “Placement Agent Warrants”).  The A Warrants issuable upon exercise of the Placement Agent Warrants and the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be substantially the same as the A Warrants and B Warrants sold in the Offering, except that they have the following exercise periods: (i) the A Warrants issuable upon exercise of the Placement Agent Warrants shall be exercisable for a period of two years from the date of exercise of the Placement Agent Warrants; and (ii) the B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants shall be exercisable for a period equal to the longer of three years from the Closing Date or one year from the date or exercise of the A Warrants underlying the Placement Agent Warrants.  The Placement Agent Warrants are exercisable at a price of $0.50, and the A Warrants and B Warrants issuable upon exercise of the Placement Agent Warrants will be exercisable at a price of $1.00 per share (subject to adjustment to $0.20 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10) in the case of the A Warrants and $1.00 per share (subject to adjustment to $0.50 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10) in the case of the B Warrants, on the same terms as provided in the A Warrants and B Warrants sold in the Offering.

The net proceeds of the Offering were used to fund the restructuring of the Company’s outstanding debt, which included: (1) a cash settlement to holders of the Notes in the amount of $2,019,600; (2) a cash settlement to holders of the Debentures in the amount of $71,800; (3) payment of the Company’s outstanding term loan with the senior lender in the amount of $320,833 and (4) payment of $1.0 million on the Company’s outstanding revolving loan with the senior lender under the Credit Agreement.  The net proceeds of the Offering remaining after payment to holders of the Notes, the Debentures and the senior lender were used to pay the remaining $3.0 million outstanding under the revolving loan with the senior lender under the Credit Agreement and for working capital.

The investors, who own a substantial number of warrants to purchase our Common Stock will have substantial influence over the vote on key matters requiring stockholder approval.  As of December 31, 2011, the investors have 8,330,000 warrants to purchase shares of our Common Stock issued in connection with the their investment in the Series A Convertible Preferred Stock, which does not include the 2,680,000 warrants held by the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes.

In the second quarter of 2010, the Company began its restructuring plan by reducing operating costs.  The 2010 actions included the elimination of approximately 50 positions from our operations and the closing of our Stratford, Connecticut manufacturing facility.  The 2010 results included a restructuring charge of $1.1 million consisting of employee severance pay, facility closing costs representing primarily lease termination and asset write-off costs, and other fees directly related to the restructuring plan.

The 2011 actions include the elimination of approximately 30 additional positions.  The 2011 results include an additional restructuring charge of $164,000 consisting of employee severance pay and other fees directly related to the restructuring plan.  The costs associated with the restructuring are included in a separate line item, restructuring costs, in the Consolidated Statements of Operations.  We expect that the majority of these costs will be paid over the next 12 months.

The following table shows the amounts expensed and paid for restructuring costs that were incurred during 2011 and the remaining accrued balance of restructuring costs as of December 31, 2011, which is included in Accrued liabilities in the Consolidated Balance Sheets.

In thousands	Balance December 31, 2010	Provision	Payments and Other Adjustments	Balance December 31, 2011
Severance costs (1)	$ -	$ 83	$ 40	$43
Facility closing costs (2)	215	(30)	185	-
Other fees	94	111	175	30
Total Restructuring cost	$309	$164	$400	$73

(1)    Represents salaries for employees separated from the Company.

(2)    Represents costs associated with the closing of the Stratford, Connecticut facility (primarily lease termination costs) and leasehold improvement and equipment write-offs.

The following table shows by reportable segment, the restructuring costs incurred during 2011 and the remaining accrued balance of restructuring costs as of December 31, 2011.

In thousands	Balance December 31, 2010	Provision	Payments and Other Adjustments	Balance December 31, 2011
Digital display sales	$ -	$ 25	$ 25	$ -
Digital display lease and maintenance	309	139	375	73
Segmented Restructuring cost	$309	$164	$400	$73

Discontinued Operations (Annual)	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.  Discontinued Operations

On July 15, 2008, substantially all of the assets of the Entertainment Division were sold for a purchase price of $24.5 million, of which $7.4 million was paid in cash, $0.4 million in escrow and $16.7 million of debt was assumed by the purchaser, including $0.3 million of debt of the joint venture, MetroLux Theatres.  Of the $0.4 million cash in escrow, $0.1 million was released to the buyer and $0.3 million was released to the Company.  The escrow settlement resulted in a $62,000 gain in 2010, which is in a separate line item, Income from discontinued operations, in the Consolidated Statements of Operations.  During 2011, the Company recorded a $224,000 write-down on the land held for sale located in Silver City, New Mexico.  The Company accounted for sale of the assets of the Entertainment Division as discontinued operations.

Fair Value (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Text Block]
Note 3 – Fair Value

The Company carries its money market funds and cash surrender value of life insurance related to its deferred compensation arrangements at fair value.  The fair value of these instruments is determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds using quoted market prices, a Level 1 or an observable input, and the cash surrender value of life insurance, a Level 2 based on observable inputs primarily from the counter party.  The Company’s money market funds and the cash surrender value of life insurance had carrying amounts of $210,000 and $70,000 at September 30, 2012, respectively, and $261,000 and $70,000 at December 31, 2011, respectively.  The carrying amounts of cash equivalents, accounts receivable and accounts payable approximate fair value due to the short maturities of these items.  The fair value of the Company’s Notes and Debentures, using observable inputs, was $247,000 and $33,000 at September 30, 2012, respectively, and $259,000 and $34,000 at December 31, 2011, respectively.  The fair value of the Company’s remaining long-term debt approximates its carrying value of $3.2 million and $3.5 million at September 30, 2012 and December 31, 2011, respectively.

4.  Fair Value

The Company carries its money market funds and cash surrender value of life insurance related to its deferred compensation arrangements at fair value.  The fair value of these instruments is determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds using quoted market prices, a Level 1 or an observable input, and the cash surrender value of life insurance, a Level 2 based on observable inputs primarily from the counter party.  The Company’s money market funds and the cash surrender value of life insurance had carrying amounts of $261,000 and $70,000 at December 31, 2011, respectively, and $5,000 and $71,000 at December 31, 2010, respectively.  The carrying amounts of cash equivalents, accounts receivable and accounts payable approximate fair value due to the short maturities of these items.  The fair value of the Company’s 8¼% Limited convertible senior subordinated notes due 2012  and 9½% Subordinated debentures due 2012 using observable inputs, was $259,000 and $34,000 at December 31, 2011, respectively, and $1.2 million and $0.1 million at December 31, 2010, respectively.  The fair value of the Company’s remaining long-term debt approximates its carrying value of $3.5 million and $7.5 million at December 31, 2011 and 2010, respectively.

Inventories (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
Note 4 – Inventories

Inventories are stated at the lower of cost or market and consist of the following:

In thousands	September 30 2012	December 31 2011
Raw materials	$1,834	$1,826
Work-in-progress	515	449
Finished goods	560	600
Total Inventories	$2,909	$2,875

5. Inventories Inventories consist of the following:
In thousands	2011	2010
Raw materials	$1,826	$3,948
Work-in-progress	449	152
Finished goods	600	752
Total Inventories	$2,875	$4,852

Rental Equipment (Annual)	12 Months Ended
Dec. 31, 2011
Rental Equipment [Text Block]
6.  Rental Equipment

Rental equipment consists of the following:

In thousands	2011	2010
Indoor Rental equipment	$28,804	$34,740
Outdoor Rental equipment	14,448	15,489
Less accumulated depreciation	27,060	30,173
Net rental equipment	$16,192	$20,056

Indoor rental equipment is comprised of installed digital displays on lease that are used for indoor trading applications.  Outdoor rental equipment is comprised of installed time and temperature and message digital displays that are used for outdoor advertising and messaging.  All the rental equipment is pledged as collateral under the Company’s credit facility.

Property, Plant and Equipment (Annual)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
7.  Property, Plant and Equipment

Property, plant and equipment consists of the following:

In thousands	2011	2010
Land, buildings and improvements	$2,638	$2,843
Machinery, fixtures and equipment	1,714	3,885
Leaseholds and improvements	29	112
Property, plant and Equipment, Gross	4,381	6,840
Less accumulated depreciation	2,316	4,571
Net property, plant and equipment	$2,065	$2,269

Land, buildings and equipment having a net book value of $2.1 million and $2.3 million at December 31, 2011 and 2010, respectively, are pledged as collateral under various mortgage and other financing agreements.

Other Assets (Annual)	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure [Text Block]
8.  Other Assets

Other assets consist of the following:

In thousands	2011	2010
Spare parts	$175	$295
Deferred financing costs, net of accumulated amortization of $92-2011 and $495-2010	21	201
Prepaids	70	76
Deposits and other	660	52
Other Assets, Total	$926	$624

  Deferred financing costs relate to the issuance of the Notes, Debentures, mortgages and other financing agreements and are being amortized over the terms of the respective agreements.

Taxes on Income (Annual)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
9. Taxes on Income

The components of income tax (expense) benefit are as follows:

In thousands	2011	2010
Current:
Federal	$ 56	$ 51
State and local	-	-
Foreign	(48)	(32)
Income tax (expense) benefit, current	8	19
Deferred:
Federal	-	-
State and local	-	-
Income tax (expense) benefit, deferred	-	-
Income tax benefit	$ 8	$ 19

Loss from continuing operations before income taxes from the United States operations is $1.4 million and $6.9 million for the years ended December 31, 2011 and 2010, respectively.  Income (loss) from continuing operations before income taxes from Canada operations is $0.2 million and ($0.2) million for the years ended December 31, 2011 and 2010, respectively.

Income tax benefits for continuing operations differed from the expected federal statutory rate of 34.0% as follows:

	2011	2010
Statutory federal income tax benefit rate	34.0%	34.0%
State income taxes, net of federal benefit	4.1	3.8
Federal tax credit refund	(4.0)	(0.7)
Foreign income taxed at different rates	0.3	(1.5)
Deferred tax asset valuation allowance	(31.6)	(35.2)
Other	(2.2)	(0.1)
Effective income tax rate	0.6%	0.3%

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred income tax assets and liabilities are as follows:

In thousands	2011	2010
Deferred income tax asset :
Tax credit carryforwards	$ 926	$ 983
Operating loss carryforwards	10,240	11,200
Net pension costs	3,364	2,550
Warrant liabilities	1,462	-
Accruals	351	307
Allowance for bad debts	313	434
Other	411	211
Valuation allowance	(11,945)	(10,524)
Deferred income tax asset, Total	5,122	5,161
Deferred income tax liability:
Depreciation	4,113	4,765
Other	1,009	396
Deferred income tax liability, Total	5,122	5,161
Net deferred income taxes	$ -	$ -

Tax credit carryforwards primarily relate to federal alternative minimum taxes of $0.9 million paid by the Company, which may be carried forward indefinitely and applied against regular federal taxes.  Operating tax loss carryforwards primarily relate to U.S. federal net operating loss carryforwards of approximately $25.6 million, which begin to expire in 2019. The Company’s restructuring plan, see Note 2 – Plan of Restructuring for further details, could result in an ownership change as defined by section 382 of the Internal Revenue Code, which establishes an annual limit on the deductibility of pre-ownership change net operating loss and credit carryforwards.  Management is undergoing a section 382 evaluation to determine if there has been ownership change.

A valuation allowance has been established for the amount of deferred income tax assets as management has concluded that it is more-likely-than-not that the benefits from such assets will not be realized.

The Company’s policy is to classify interest and penalties related to uncertain tax positions in income tax expense.  The Company does not have any material uncertain tax positions in 2011 and 2010.

The Company is subject to U.S. federal income tax as well as income tax in multiple state and local jurisdictions and Canadian federal and provincial income tax.  Currently, no federal or state or provincial income tax returns are under examination.  The tax years 2007 through 2010 remain open to examination by the major taxing jurisdictions and the 2006 tax year remains open to examination by some state and local taxing jurisdictions to which the Company is subject.

Accrued Liabilities (Annual)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
10.  Accrued Liabilities

Accrued liabilities consist of the following:

In thousands	2011	2010
Deferred revenues	$1,258	$1,979
Current portion of pension liability (see Note 15)	1,152	84
Compensation and employee benefits	1,051	1,188
Taxes payable	738	561
Interest payable	315	1,259
Warranty obligations	274	291
Restructuring costs	73	309
Other	1,858	1,884
Accrued Liabilities, Total	$6,719	$7,555

Warranty obligations: The Company provides for the estimated cost of product warranties at the time revenue is recognized.  While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates.  Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.  A summary of the warranty liabilities for each of the two years ended December 31, 2011 is as follows:

In thousands	2011	2010
Balance at beginning of year	$ 291	$ 389
Provisions	125	16
Deductions	(142)	(114)
Balance at end of year	$ 274	$ 291

Warrant Liabilities (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrant Liabilitiestextblock
Note 5 – Warrant Liabilities

As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring, the Company issued 4,165,000 one-year warrants (the “A Warrants”).  The expiration date of the A Warrants was subsequently extended until February 12, 2013.   Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $0.20 per share.  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.  The aggregate number of A Warrants and B Warrants to which the holders are entitled is 8,330,000.

In connection with the Offering, the Company issued 1,200,000 three-year warrants (the “Placement Agent Warrants”), 240,000 A Warrants issuable upon exercise of the Placement Agent Warrants, and 240,000 B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants.  The aggregate number of Placement Agent Warrants, A Warrants and B Warrants to which the Placement Agent is entitled is 1,680,000.  Each Placement Agent Warrant entitles the Placement Agent to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share and a two-year A Warrant.  Each A Warrant entitles the Placement Agent to purchase one share of the Company’s Common Stock and a three-year B Warrant at an exercise price of $0.20 per share.  Each B Warrant shall entitle the Placement Agent to purchase one share of the Company’s Common Stock at an exercise price of $0.50 per share.

In connection with a private placement of $650,000 of 4.00% notes, see Note 6 – Long-Term Debt, the Company issued 1,000,000 five-year warrants to the subscriber.  Each warrant entitles the subscriber to purchase one share of the Company’s Common Stock at an exercise price of $0.10 per share.

At the Annual Meeting of Stockholders on June 26, 2012, among other things the stockholders approved proposals to (a) increase the authorized shares of Common Stock to 60,000,000, (b) reduce the par value of Common Stock to $0.001, (c) reduce the par value of Preferred Stock to $0.001, (d) remove Class A Stock from authorized capital stock and (e) remove Class B Stock from authorized capital stock, and on July 2, 2012, the Company filed an Amended and Restated Certificate of Incorporation with the Secretary of State of Delaware containing these provisions, which is reflected in the September 30, 2012 Condensed Consolidated Balance Sheet.  Pursuant to the filing of the Amended and Restated Certificate of Incorporation, the Company’s 416,500 issued and outstanding shares of Preferred Stock automatically converted into an aggregate of 20,825,000 shares of Common Stock in accordance with the terms of the Preferred Stock, the exercise price of the A Warrants was reduced from $1.00 per share to $0.20 per share in accordance with the terms of the A Warrants, the exercise price of the B Warrants was reduced from $1.00 per share to $0.50 share in accordance with the terms of the B Warrants, the exercise price of the Placement Agent Warrants was reduced from $1.00 per share to $0.50 per share and the exercise price of the warrants associated with the $650,000 of 4.00% secured notes was reduced from $1.00 per share to $0.10 per share in accordance with the terms of those warrants.

All the warrants include a potential adjustment of the strike price if the Company sells or grants any option or warrant at a price per share less than the strike price of the warrants.  Therefore, the warrants are not considered indexed to the Company’s Common Stock and are accounted for on a liability basis.  The Company recorded non-cash gains of $1.4 million and $3.3 million for the three and nine months ended September 30, 2012, related to changes in the value of the warrants issued in the Offering, to the Placement Agent and to the subscriber in connection with the $650,000 of 4.00% secured notes, which is included in a separate line item, Change in warrant liabilities, in the Condensed Consolidated Statements of Operations.

11.  Warrant Liabilities

As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring for further details, the Company issued 4,165,000 one-year warrants (the “A Warrants”).  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $1.00 per share (subject to adjustment to $0.20 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $1.00 per share (subject to adjustment to $0.50 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).  The aggregate number of A Warrants and B Warrants the holders are entitled to is 8,330,000.

In connection with the Offering, the Company issued 1,200,000 warrants (the “Placement Agent Warrants”), 240,000 A Warrants issuable upon exercise of the Placement Agent Warrants, and 240,000 B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants.  The aggregate number of Placement Agent Warrants, A Warrants and B Warrants the Placement Agent is entitled to is 1,680,000.

In connection with a private placement of $650,000 of 4.00% notes, see Note 12  Long Term Debt, the Company issued 1,000,000 warrants to the subscriber.

All the warrants include a potential adjustment of the strike price if the Company sells or grants any option or warrant at a price per share less than the strike price of the warrants.  Therefore, the warrants are not considered indexed to the Company’s Common Stock and are accounted for on a liability basis.  The Company recorded a $3.7 million non-cash expense in 2011 related to changes in the value of the warrants issued in the Offering, the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes, which is included in a separate line item, Change in warrant liabilities, in the Consolidated Statements of Operations.

Long-Term Debt (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term Debt [Text Block]
Note 6 – Long-Term Debt

As of September 30, 2012, the Company had $1.1 million of 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) which are no longer convertible into common shares; interest was payable semi-annually and the Notes may be redeemed, in whole or in part, at par.  The Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $417,800 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee.  The non-payments constitute an event of default under the Indenture governing the Notes and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Notes unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  At September 30, 2012, the total amount outstanding under the Notes was classified as Current portion of long-term debt in the Condensed Consolidated Balance Sheets.  As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring, the Company offered the holders of the Notes to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged.  The offer expired on October 31, 2011.  $9.0 million principal amount of the Notes were exchanged, leaving $1.2 million outstanding.  The Company continues to consider further exchanges of the Notes on the same terms as previously offered and an additional $57,000 principal amount of the Notes have been exchanged.

As of September 30, 2012, the Company had $0.3 million of 9½% Subordinated debentures due 2012 (the “Debentures”) which were due in annual sinking fund payments of $105,700 beginning in 2009, which payments have not been remitted by the Company, with the remainder due in 2012; interest is payable semi-annually and the Debentures may be redeemed, in whole or in part, at par.  The Company had not remitted the June 1, 2010 and 2011 and December 1, 2010, 2011 and 2012 semi-annual interest payments of $50,200 each to the trustee.  The non-payments constitute an event of default under the Indenture governing the Debentures and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  The failure to make the sinking fund and interest payments are events of default under the Credit Agreement and no payment can be made to such trustee or the holders at this time as such defaults have not been waived.  At September 30, 2012, the total amount outstanding under the Debentures was classified as Current portion of long-term debt in the Condensed Consolidated Balance Sheets.  As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring, the Company offered the holders of the Debentures to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The offer expired on October 31, 2011.  $0.7 million principal amount of the Debentures were exchanged, leaving $0.3 million outstanding.  The Company continues to consider further exchanges of the Debentures on the same terms as previously offered and an additional $5,000 principal amount of the Debentures have been exchanged. The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.

As part of the Company’s restructuring plan, the Company recorded gains of $0 and $60,000 for the three and nine months ended September 30, 2012, respectively, on debt extinguishment of principal and accrued interest on the Notes and Debentures that have been exchanged.

The Company has a bank Credit Agreement, as amended, which provides for a revolving loan of up to $1.0 million, based on eligible accounts receivable and inventory, at a variable rate of interest of Prime plus 2.00%, (5.25% at September 30, 2012), which matures January 1, 2013.  In June 2012, the senior lender reduced the revolving loan from $3.0 million to $1.0 million.  In October 2012, the senior lender agreed to modify the maturity date of the Credit Agreement from November 1, 2012 to January 1, 2013.  As of September 30, 2012, t he Company has drawn the full balance of the revolving loan facility in the amount of $1 million.  The Credit Agreement requires an annual facility fee on the unused commitment of 0.25%, and requires compliance with certain financial covenants, as defined in the Credit Agreement, which include a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures.  As of September 30, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($4.6 million at September 30, 2012), which the senior lender waived subsequent to the end of the quarter.  In addition, the senior lender has waived the defaults on the Notes and the Debentures, but in the event that the holders of the Notes or the Debentures or trustees declare a default and begin to exercise any of their rights or remedies in connection with the non-payment defaults, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  The senior lender has also waived the default of non-payment of certain pension plan contributions, but in the event that any government agency takes any enforcement action or otherwise exercises any rights or remedies it may have, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  The amounts outstanding under the Credit Agreement are collateralized by all of the Digital Display Division assets.

On June 17, 2011, the Company entered into a subscription agreement for a private placement consisting of $650,000 of 4.00% secured notes of the Company pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 promulgated thereunder.  In connection with the purchase of these notes, the subscriber received a five-year warrant to purchase 1,000,000 shares of Common Stock of the Company at an exercise price of $0.10 per share.  The financing was collateralized by the land held for sale located in Silver City, New Mexico, which has been sold , and the notes have been satisfied.

The Company has a $525,000 mortgage on its facility located in Des Moines, Iowa at a fixed rate of interest of 6.50% payable in monthly installments, which matures March 1, 2015 and requires a compensating balance of $200,000.

The Company has a $1.7 million mortgage on its real estate rental property located in Santa Fe, New Mexico at a variable rate of interest of Prime, with a floor of 6.75%, which was the interest rate in effect at September 30, 2012, payable in monthly installments, which matures December 12, 2012.

12.  Long-Term Debt

Long-term debt consists of the following :

In thousands	2011	2010
8¼% Limited convertible senior subordinated notes due 2012	$1,153	$10,129
9½% Subordinated debentures due 2012	339	1,057
Term loan bank secured, due in monthly installments through 2011	-	971
Revolving loan bank secured	500	4,100
Real estate mortgages secured, due in monthly installments through 2012	2,964	2,444
Other	-	12
Long-term debt, including current portion	4,956	18,713
Less portion due within one year	4,444	16,378
Long-term debt	$ 512	$ 2,335

Payments of long-term debt due for the next five years are :

In thousands	2012	2013	2014	2015	2016
Long-term debt due	$4,444	$57	$61	$394	$ -

As of December 31, 2011, the Company had $1.2 million of 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) which are no longer convertible into common shares; interest is payable semi-annually and the Notes may be redeemed, in whole or in part, at par.  The Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $417,800 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee.  The non-payments constitute an event of default under the Indenture governing the Notes and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. Upon any such declaration, such amount shall be due and payable immediately, and the trustee may commence legal action against us to recover the amounts due which ultimately could require the disposition of some or all of our assets. Any such action would require us to curtail or cease operations. At December 31, 2011, the total amount outstanding under the Notes is classified as Current portion of long-term debt in the Consolidated Balance Sheets.  As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring, the Company offered the holders of the Notes to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged.  The offer expired on October 31, 2011.  $8,976,000 principal amount of the Notes were exchanged, leaving $1.2 million outstanding.

As of December 31, 2011, the Company had $0.3 million of 9½% Subordinated debentures due 2012 (the “Debentures”) which are due in annual sinking fund payments of $105,700 beginning in 2009, which payments have not been remitted by the Company, with the remainder due in 2012; interest is payable semi-annually and the Debentures may be redeemed, in whole or in part, at par.  The Company has not remitted the June 1, 2010 and 2011 and December 1, 2010 and 2011 semi-annual interest payments of $50,200 each to the trustee.  The non-payments constitute an event of default under the Indenture governing the Debentures and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000 and no payment can be made to such trustee or the holders at this time as such defaults have not been waived.

At December 31, 2011, the total amount outstanding under the Debentures is classified as Current portion of long-term debt in the Consolidated Balance Sheets.  As part of the Company’s restructuring plan, see Note 2 Plan of Restructuring, the Company offered the holders of the Debentures to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The offer expired on October 31, 2011.  $718,000 principal amount of the Debentures were exchanged, leaving $339,000 outstanding.  The Debentures are subordinate to the claims of the holders of the Notes and the Company’s senior lender under the Credit Agreement, among other senior claims.

As part of the Company’s restructuring plan, the Company recorded an $8.8 million gain ($3.21 per share, basic and diluted) on debt extinguishment of principal and accrued interest on the Notes and Debentures that were exchanged.

The Company has a bank Credit Agreement, as amended, which provides for a revolving loan of up to $3.0 million, based on eligible accounts receivable and inventory, at a variable rate of interest of Prime plus 2.00%, (5.25% at December 31, 2011), which matures November 1, 2012.  As part of the Company’s restructuring plan, see Note 2  Plan of Restructuring, the Company paid $1.3 million of the outstanding term and revolving loan. The senior lender modified the Credit Agreement to reduce the availability under the revolving loan from $5.0 million to $3.0 million.  As of December 31, 2011, the Company has drawn $0.5 million against the revolving loan facility, of which $2.5 million was available for additional borrowing.  The Credit Agreement requires an annual facility fee on the unused commitment of 0.25%, and requires compliance with certain financial covenants, as defined in the Credit Agreement, which include a senior debt coverage ratio of not less than 1.00 to 1.00 (5.23 to 1.00 at December 31, 2011), a loan-to-value ratio of not more than 50% (3.0% at December 31, 2011) and a $1.0 million quarterly cap on capital expenditures ($128,000 at December 31, 2011) for each quarter remaining during the term of the Credit Agreement. As of December 31, 2011, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $11.5 million ($3.9 million at December 31, 2011), which the senior lender waived, such covenant is applicable for each quarter remaining during the term of  the Credit Agreement. In addition, the senior lender has waived the defaults on the Notes and the Debentures, but in the event that the holders of the Notes or the Debentures or trustees declare a default and begin to exercise any of their rights or remedies in connection with the non-payment defaults, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  In addition, the senior lender has waived the default of non-payment of certain pension plan contributions, but the placement of the lien by the PBGC constitutes a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have. The amounts outstanding under the Credit Agreement are collateralized by all of the Display division assets.

On June 17, 2011, the Company entered into a subscription agreement for a private placement consisting of $650,000 of 4.00% secured notes of the Company pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 promulgated thereunder.  In connection with the purchase of these notes, the subscriber received a five-year warrant to purchase 1,000,000 shares of Common Stock of the Company at an exercise price of $1.00 per share (subject to adjustment to $0.01 per share).  The financing is collateralized by the land held for sale located in Silver City, New Mexico.

On March 1, 2010, the Company refinanced it existing mortgage on its facility located in Des Moines, Iowa.  The refinancing was for $650,000 at a fixed rate of interest of 6.50% payable in monthly installments, which matures March 1, 2015 and requires a compensating balance of $200,000.  The Company used proceeds of $390,000 to settle the prior debt and used the $260,000 balance for working capital needs.

The Company has a $1.8 million mortgage on its real estate rental property located in Santa Fe, New Mexico at a variable rate of interest of Prime, with a floor of 6.75%, which was the interest rate in effect at December 31, 2011, payable in monthly installments, which matures December 12, 2012.

On February 25, 2010, the Company took out a mortgage on the land held for sale located in Silver City, New Mexico and repaid it on August 27, 2010.  The financing was for $100,000 at a fixed rate of interest of 7.80%, payable in monthly interest only payments, which was due to mature on February 25, 2012.

Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Annual)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
13.  Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit)

The Company’s Board of Directors approved a comprehensive restructuring plan, see Note 2 – Plan of Restructuring for further details.

During 2011 and 2010, the Board of Directors did not declare any quarterly cash dividends on the Company’s Common Stock.

Shares of Common Stock reserved for future issuance in connection with convertible securities and stock option plans were 16,039,000 and 26,000 at December 31, 2011 and 2010, respectively.

As part of the Company’s restructuring plan, on November 14, 2011 the Company completed the sale of an aggregate of $8.3 million of Series A Convertible Preferred Stock, see Note 2 – Plan of Restructuring for further details.

On February 16, 2010, the Board granted Mr. J.M. Allain, the Company’s new President and Chief Executive Officer, 50,000 shares of restricted Common Stock from treasury shares which vested 50% after one year and the remaining 50% after two years.  The Company recorded stock compensation expense over the vesting period of $24,000 and $21,000 for the years ended December 31, 2011 and 2010, respectively.

Accumulated other comprehensive loss is comprised of $4,368,000 and $2,971,000 of unrecognized pension costs at December 31, 2011 and 2010, respectively and $901,000 and $983,000 of unrealized foreign currency translation gain at December 31, 2011 and 2010, respectively.

Engineering Development (Annual)	12 Months Ended
Dec. 31, 2011
Engineering Development [Text Block]
14.  Engineering Development

Engineering development expense was $187,000 and $670,000 for the years ended 2011 and 2010, respectively, which are included in General and administrative expenses in the Consolidated Statements of Operations.  The 2010 engineering development expense included a $456,000 charge to write-off engineering software in the second quarter of 2010.

Pension Plan (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]
Note 7 – Pension Plan

The pension plan is frozen and, accordingly, no additional benefits are being accrued under the plan.

The following table presents the components of net periodic pension cost:

	Three months ended September 30		Nine months ended September 30
In thousands	2012	2011	2012	2011
Interest cost	$ 130	$ 137	$ 390	$ 411
Expected return on plan assets	(110)	(99)	(329)	(297)
Amortization of net actuarial loss	121	86	363	260
Net periodic pension cost	$ 141	$ 124	$ 424	$ 374

As of September 30, 2012, the Company has recorded a current pension liability of $0.6 million, which is included in Accrued liabilities in the Condensed Consolidated Balance Sheets, and a long-term pension liability of $5.2 million, which is included in Deferred pension liability and other in the Condensed Consolidated Balance Sheets.  The minimum required contribution for 2012 is expected to be $0.9 million.

The pension plan asset information included below is presented at fair value.  ASC 820 establishes a framework for measuring fair value and required disclosures about assets and liabilities measured at fair value. The fair values of these assets are determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds and mutual stock funds using quoted market prices, a Level 1 or an observable input, and the guaranteed investment contracts and equity and index funds, a Level 2 based on observable inputs and quoted prices in markets that are not active.  The Company does not have any Level 3 pension assets, in which such valuation would be based on unobservable measurements and management’s estimates.

The following table presents the pension plan assets by level within the fair value hierarchy as of September 30, 2012:

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$2,097	$ -	$2,097
Mutual stock funds	1,092	-	-	1,092
Equity and index funds	-	2,885	-	2,885
Money market funds	41	-	-	41
Total pension plan assets	$1,133	$4,982	$ -	$6,115

In March 2011 and 2010, the Company submitted to the Internal Revenue Service requests for waivers of the minimum funding standard for its defined benefit plan.  The waiver requests were submitted as a result of the economic climate and the business hardship that the Company was experiencing.  The waivers, if granted, will defer payment of $559,000 and $285,000 of the minimum funding standard for the 2010 and 2009 plan years, respectively. The amounts referred to in the waivers applied for with respect to the 2009 and 2010 minimum funding standard are included in Deferred pension liability and other in the Consolidated Balance Sheets. If the waivers are not granted, the Pension Benefit Guaranty Corporation and the Internal Revenue Service have various enforcement remedies they can implement to protect the participant’s benefits, such as termination of the plan and require the Company to remit the unpaid contributions. The Company does not have the liquidity to remit the payments at this time and the PBGC has placed a lien on the Company’s assets. At this time, the Company is expecting to make its required contributions for the 2011 and 2012 plan years, and has made $559,000 of contributions as of the Company’s 10-Q filed for the period ended September 30, 2012; however there is no assurance that the Company will be able to make all payments.  Various factors can impact the Company’s ability to make the expected contributions for 2012, such as the ability to refinance and increase the Company’s revolving credit facility and an improvement in the Company’s financial condition. The Company does not have the liquidity to remit the payments at this time and the PBGC has placed a lien on the Company’s assets. The Pension Benefit Guaranty Corporation has the discretion to subordinate such lien to the liens of other creditors. The senior lender has waived the default of non-payment of certain pension plan contributions, but the placement of the lien by PBGC constitutes a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.

15.  Pension Plan

All eligible salaried employees of Trans-Lux Corporation and certain of its subsidiaries are covered by a non-contributory defined benefit pension plan.  Pension benefits vest after five years of service and are based on years of service and final average salary.  The Company’s general funding policy is to contribute at least the required minimum amounts sufficient to satisfy regulatory funding standards, but not more than the maximum tax-deductible amount.  As of December 31, 2003, the benefit service under the pension plan had been frozen and, accordingly, there is no service cost for each of the two years ended December 31, 2011.  On April 30, 2009, the compensation increments were frozen, and accordingly, no additional benefits are being accrued under the plan.  For 2011 and 2010, the accrued benefit obligation of the plan exceeded the fair value of plan assets, due primarily to the plan’s investment performance.  The Company’s pension obligations for this plan exceeded plan assets by $5.9 million at December 31, 2011.

The Company employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk.  The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition.  The portfolio contains a diversified blend of equity and fixed income investments.  Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.

At December 31, 2011 and 2010, the Company’s pension plan weighted average asset allocations by asset category are as follows:

	2011	2010
Guaranteed investment contracts	38.3%	36.1%
Equity and index funds	60.9	63.2
Bonds	-	0.4
Money market funds	0.8	0.3
Pension plan weighted average asset allocations, Total	100.0%	100.0%

At December 31, 2010, bonds include $18,000 of the Company’s Debentures.

The pension plan asset information included below is presented at fair value.  ASC 820 establishes a framework for measuring fair value and required disclosures about assets and liabilities measured at fair value. The fair value of these assets are determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds and mutual stock funds using quoted market prices, a Level 1 or an observable input, the guaranteed investment contracts and equity and index funds, a Level 2 based on observable inputs and quoted prices in markets that are not active.  The Company does not have any Level 3 pension assets, in which such valuation would be based on unobservable measurements and management’s estimates.

The following table presents the pension plan assets by level within the fair value hierarchy as of December 31, 2011:

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$2,053	$ -	$2,053
Mutual stock funds	925	-	-	925
Equity and index funds	-	2,342	-	2,342
Money market funds	41	-	-	41
Fair Value, Pension plan assets, Total	$966	$4,395	$ -	$5,361

The funded status of the plan as of December 31, 2011 and 2010 is as follows:

In thousands	2011	2010
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 9,912	$ 9,252
Interest cost	548	539
Actuarial loss	1,193	662
Benefits paid	(377)	(541)
Projected benefit obligation at end of year	11,276	9,912

Change in plan assets: Fair value of plan assets at beginning of year	5,287	5,441
Actual return on plan assets	(153)	340
Company contributions	604	47
Benefits paid	(377)	(541)
Fair value of plan assets at end of year	5,361	5,287

Funded status (underfunded)	$ (5,915)	$ (4,625)

Amounts recognized in other accumulated comprehensive loss:
Net actuarial loss	$ 5,852	$ 4,456
Weighted average assumptions as of December 31:
Discount rate:
Components of cost	4.80%	5.75%
Benefit obligations	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	N/A	N/A

The Company determines the long-term rate of return for plan assets by studying historical markets and the long-term relationships between equity securities and fixed income securities, with the widely-accepted capital market principal that assets with higher volatility generate higher returns over the long run.  The 8.0% expected long-term rate of return on plan assets is determined based on long-term historical performance of plan assets, current asset allocation and projected long-term rates of return.

In 2012, the Company expects to amortize $484,000 of actuarial losses to pension expense.  The accumulated benefit obligation at December 31, 2011 and 2010 was $11.3 million and $9.9 million, respectively.  The minimum required contribution for 2012 is expected to be $1.2 million, which is included in Accrued liabilities in the Consolidated Balance Sheets and the long-term pension liability is $4.8 million and is included in Deferred pension liability and other in the Consolidated Balance Sheets, which amounts include the missed contributions for 2009 and 2010. In March 2011 and 2010, the Company submitted to the Internal Revenue Service requests for waivers of the minimum funding standard for its defined benefit plan.  The waiver requests were submitted as a result of the economic climate and the business hardship that the Company was experiencing.  The waivers, if granted, will defer payment of $559,000 and $285,000 of the minimum funding standard for the 2010 and 2009 plan years, respectively.  If the waivers are not granted, the Pension Benefit Guaranty Corporation and the Internal Revenue Service have various enforcement remedies they can implement to protect the participant’s benefits; such as termination of the plan and require the Company to make the unpaid contributions, which the Company does not have the liquidity to remit the payments at this time and the PBGC hasy placed a lien on the Company’s assets. The senior lender has waived the default of non-payment of certain pension plan contributions, but the placement of a lien by the PBGC constitutes a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  The cash funding requirements is material to the Company’s results of operations, cash flows and liquidity.  The Company’s expected contributions for each of the next five years have not yet been quantified.  At this time, the Company is expecting to make its required contributions for the 2012 plan year; however there is no assurance that the Company will be able to make all payments.  Various factors can impact the Company’s ability to make the expected contributions for 2012, such as the ability to refinance and increase the Company’s revolving credit facility and an improvement in the Company’s financial condition.

Expected projected benefit payments due for the next five years are:

In thousands	2012	2013	2014	2015	2016
Projected benefit payments due	$893	$613	$435	$637	$667

The following table presents the components of the net periodic pension cost for the two years ended December 31, 2011:

In thousands	2011	2010
Interest cost	$ 548	$ 539
Expected return on plan assets	(396)	(416)
Amortization of net actuarial loss	347	306
Net periodic pension cost	$ 499	$ 429

The following table presents the change in unrecognized pension costs recorded in other comprehensive loss as of December 31, 2011 and 2010:

In thousands	2011	2010
Balance at beginning of year	$4,456	$4,023
Net actuarial loss	1,743	738
Recognized loss	(347)	(305)
Balance at end of year	$5,852	$4,456

In addition, the Company provided unfunded supplemental retirement benefits for the retired, former Chief Executive Officer.  During 2009 the Company accrued $0.5 million for such benefits, which has not yet been paid.  The Company does not offer any post-retirement benefits other than the pension and supplemental retirement benefits described herein.

Share-Based Compensation (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 8 – Share-Based Compensation

The Company accounts for all share-based payments to employees and directors, including grants of employee stock options, at fair value and expenses the benefit in the Condensed Consolidated Statements of Operations over the service period (generally the vesting period).  The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  The Company applies an estimated forfeiture rate in calculating the period expense.  The Company has not experienced any forfeitures that would need to be taken into consideration in its calculations.

The Company did not issue any stock options during the nine months ended September 30, 2012 and 2011.  There are no unrecognized compensation costs related to unvested stock options granted under the Company’s stock option plans.

The following table summarizes the activity of the Company's stock options for the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	12,000	4.99
Granted	-	-
Exercised	-	-
Terminated	5,500	4.30
Outstanding at end of period	6,500	5.57	1.9
Vested and expected to vest at end of period	6,500	5.57	1.9	-
Exercisable at end of period	6,500	5.57	1.9	-

On February 16, 2010, the Board granted Mr. Jean-Marc (J.M.) Allain, the Company’s President and Chief Executive Officer, 50,000 shares of restricted Common Stock from treasury shares which vested 50% after one year and the remaining 50% after two years. The Company has recorded stock compensation expense over the vesting period and recorded $43,000 of stock compensation expense for the nine months ended September 30, 2012.

 16.  Share-Based Compensation

The Company accounts for all share-based payments to employees and directors, including grants of employee stock options, at fair value and expenses the benefit in the Consolidated Statements of Operations over the service period (generally the vesting period). The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  The Company applies an estimated forfeiture rate in calculating the period expense.  The Company has not experienced any forfeitures that would need to be taken into consideration in its calculations.

The Company has three stock option plans.  Under the 1995 Stock Option Plan, 125,000 shares of Common Stock were authorized for grant to key employees.  Under the Non-Employee Director Stock Option Plan, 30,000 shares of Common Stock were authorized for grant.  Under the Non-Statutory Stock Option Agreement, 10,000 shares of Common Stock were authorized and issued to the former Chairman of the Board.

Changes in the stock option plans are as follows:

	Number of Shares			Weighted Average Exercise
	Authorized	Granted	Available	Price
Balance January 1, 2010	39,000	26,000	13,000	$4.57
Expired	-	(3,000)	3,000	5.03
Granted	-	-	-	-
Balance December 31, 2010	39,000	23,000	16,000	4.51
Expired	(10,000)	(11,000)	1,000	3.97
Granted	-	-	-	-
Balance December 31, 2011	29,000	12,000	17,000	4.99

Under the 1995 Stock Option Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  No option may be exercised prior to one year after date of grant.  Exercise periods are for ten years from date of grant and terminate at a stipulated period of time after an employee’s termination of employment.  At December 31, 2011, options for 7,500 shares with exercise prices ranging from $6.10 to $7.00 per share were outstanding, all of which were exercisable.  During 2011 and 2010, no options were exercised, granted or expired.  No additional options can be granted under the 1995 Plan.

Under the Non-Employee Director Stock Option Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  No option may be exercised prior to one year after date of grant and the optionee must be a director of the Company at time of exercise, except in certain cases as permitted by the Compensation Committee.  Exercise periods are for six years from date of grant and terminate at a stipulated period of time after an optionee ceases to be a director.  At December 31, 2011, options for 4,500 shares with exercise prices ranging from $0.65 to $5.95 per share were outstanding, all of which were exercisable.  During 2011, no options were granted and options for 1,000 shares expired; no options were exercised.  During 2010, no options were granted and options for 3,000 shares expired; no options were exercised.

Under the Non-Statutory Stock Option Agreement for the former Chairman of the Board, the option price must be at least 100% of the market value of the Common Stock at time of grant and the exercise period is for 10 years from date of grant.  At December 31, 2011, no options were outstanding.  During 2011, the option for 10,000 shares expired and no options were exercised or granted.  During 2010, no options were exercised, granted or expired.

The following table summarize information about stock options outstanding and exercisable at December 31, 2011:

Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.65 - $1.99	3,000	3.6	$0.92	-
2.00 - 5.99	1,500	1.9	4.55	-
6.00 - 6.99	2,500	0.5	6.10	-
7.00 - 7.99	5,000	2.3	7.00	-
Total	12,000	2.2	4.99	-

All outstanding option prices are over the current market price.  As of December 31, 2011, there was no unrecognized compensation cost related to non-vested options granted under the Plans.

No options were granted in 2011 and 2010.  The fair value of options granted under the Company’s stock option plans will be estimated on dates of grant using the Black-Scholes model using the weighted average assumptions for dividend yield, expected volatility, risk free interest rate and expected lives of options granted.

Loss Per Common Share (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Earnings Per Share [Text Block]
Note 9 –  Loss Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period.  Diluted earning (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding, adjusted for shares that would be assumed outstanding after warrants and stock options vested under the treasury stock method.  At September 30, 2012, outstanding warrants convertible into 11,010,000 shares of Common Stock were excluded from the calculation of diluted earnings (loss) per share because their impact would have been anti-dilutive.  At September 30, 2012 and 2011, there were outstanding stock options to purchase 7,000 and 12,500 shares of Common Stock, respectively, which were excluded from the calculation of diluted earnings (loss) per share because their impact would have been anti-dilutive.

17.  Loss Per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period.  Diluted loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding, adjusted for shares that would be assumed outstanding after warrants and stock options vested under the treasury stock method. At December 31, 2011, outstanding warrants convertible into 11,010,000 shares of Common Stock were excluded from the calculation of diluted earnings per share because their impact would have been anti-dilutive.  At December 31, 2011 and 2010, there were outstanding stock options to purchase 12,000 and 23,000 shares of Common Stock, respectively, which were also excluded from the calculation of diluted loss per share because their impact would have been anti-dilutive.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
18.  Commitments and Contingencies

Commitments:  The Company has an employment agreement with its Chief Executive Officer, which expires in February 2015.  The aggregate commitment for future salaries, excluding bonuses, was approximately $0.9 million.  Contractual salaries expense was $255,000 and $939,000 for the years ended December 31, 2011 and 2010, respectively.

Contingencies:  The Company is subject to legal proceedings and claims which arise in the ordinary course of its business and/or which are covered by insurance that it believes individually and in the aggregate will not have a material adverse effect on the consolidated financial position or operations of the Company.

Operating leases:  Certain premises are occupied under operating leases that expire at varying dates through 2013.  Certain of these leases provide for the payment of real estate taxes and other occupancy costs.  Future minimum lease payments due under operating leases at December 31, 2011 aggregating $333,000 are as follows: $262,000 - 2012, $71,000 - 2013, $0 – 2014 through 2016.  Rent expense was $290,000 and $395,000 for the years ended December 31, 2011 and 2010, respectively.

Business Segment Data (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
Note 11 –  Business Segment Data

Operating segments are based on the Company’s business components about which separate financial information is available and are evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company evaluates segment performance and allocates resources based upon operating income. The Company’s operations are managed in three reportable business segments.  The Digital Display Division comprises two operating segments: Digital display sales and Digital display lease and maintenance.  Both design and produce large-scale, multi-color, real-time digital displays and LED lighting, which has a line of energy-saving lighting solutions that provide facilities and public infrastructure with “green” lighting solutions that emit less heat, save energy and enable creative designs.  Both operating segments are conducted on a global basis, primarily through operations in the United States.  The Company also has operations in Canada.  The Digital display sales segment sells equipment and the Digital display lease and maintenance segment leases and maintains equipment.  The Real estate rentals segment owns and operates an income-producing property.  Segment operating (loss) income is shown after cost of revenues and general and administrative expenses directly associated with the segment.  Corporate general and administrative items relate to costs that are not directly identifiable with a segment.  There are no intersegment sales.

Foreign revenues represent less than 10% of the Company’s revenues and therefore are not separately disclosed.  The foreign operation does not manufacture its own equipment; the domestic operation provides the equipment that the foreign operation leases or sells.  The foreign operation operates similarly to the domestic operation and has similar profit margins.  Foreign assets are immaterial.

Information about the Company’s continuing operations in its three business segments for the three and nine months ended September 30, 2012 and 2011 is as follows:

	Three Months Ended September 30		Nine Months Ended September 30
In thousands	2012	2011	2012	2011
Revenues:
Digital display sales	$ 4,250	$ 5,185	$13,101	$11,152
Digital display lease and maintenance	1,671	1,908	5,261	5,903
Real estate rentals	5	24	36	69
Total revenues	$ 5,926	$ 7,117	$18,398	$17,124
Operating (loss) income:
Digital display sales	$ (67)	$(1,004)	$(1,577)	$(2,402)
Digital display lease and maintenance	88	(39)	456	238
Real estate rentals	(14)	(42)	(40)	(36)
Corporate general and administrative expenses	(1,063)	(418)	(2,575)	(1,866)
Total operating loss	(1,056)	(1,503)	(3,736)	(4,066)
Interest expense, net	(120)	(416)	(307)	(1,140)
Gain on debt extinguishment	-	-	60	-
Change in warrant liabilities	1,379	-	3,276	-
Income (loss) from continuing operations before income taxes	203	(1,919)	(707)	(5,206)
Income tax expense	(7)	(7)	(21)	(21)
Income (loss) from continuing operations	$ 196	$(1,926)	$ (728)	$(5,227)

19.  Business Segment Data

Operating segments are based on the Company’s business components about which separate financial information is available and are evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company evaluates segment performance and allocates resources based upon operating income.  The Company’s operations are managed in three reportable business segments.  The Digital Display Division comprises two operating segments: Digital display sales and Digital display lease and maintenance.  Both design and produce large-scale, multi-color, real-time digital displays and LED lighting, which has a line of energy-saving lighting solutions that provide facilities and public infrastructure with “green” lighting solutions that emit less heat, save energy and enable creative designs.  Both operating segments are conducted on a global basis, primarily through operations in the United States.  The Company also has operations in Canada.  The Digital display sales segment sells equipment and the Digital display lease and maintenance segment leases and maintains equipment.  The Real estate rentals segment owns and operates an income-producing property.  Segment operating (loss) income is shown after cost of revenues and sales, general and administrative expenses directly associated with the segment.  Corporate general and administrative items relate to costs that are not directly identifiable with a segment.  There are no intersegment sales.

Foreign revenues represent less than 10% for 2011 and 11% for 2010 of the Company’s revenues and are presented in the following table.  The foreign operation does not manufacture its own equipment; the domestic operation provides the equipment that the foreign operation leases or sells.  The foreign operation operates similarly to the domestic operation and has similar profit margins.  Foreign assets are immaterial.

Information about the Company’s continuing operations in its three business segments for the two years ended December 31, 2011 and as of December 31, 2011 and 2010 is as follows:

In thousands	2011	2010
Revenues:
Digital display sales	$ 15,990	$ 15,515
Digital display lease & maintenance	7,767	8,561
Real estate rentals	92	231
Total revenues	$ 23,849	$ 24,307
Operating (loss) income:
Digital display sales	$ (3,003)	$ (2,529)
Digital display lease & maintenance	215	83
Real estate rentals	(39)	165
Corporate general and administrative expenses	(2,134)	(3,245)
Total operating loss	(4,961)	(5,526)
Interest expense, net	(1,382)	(1,591)
Gain on debt extinguishment	8,796	-
Change in warrant liabilities	(3,655)	-
Loss from continuing operations before income taxes	(1,202)	(7,117)
Income tax benefit	8	19
Net loss from continuing operations	$ (1,194)	$ (7,098)

In thousands	2011	2010
Assets:
Digital display sales	$ 7,460	$ 8,875
Digital display lease & maintenance	17,386	22,394
Real estate rentals	802	849
Discontinued operations	702	926
Total identifiable assets	26,350	33,044
General corporate	1,109	398
Total assets	$ 27,459	$ 33,442
Depreciation and amortization:
Digital display sales	$ 179	$ 187
Digital display lease & maintenance	4,302	4,945
Real estate rentals	68	43
General corporate	66	128
Total depreciation and amortization	$ 4,615	$ 5,303
Capital expenditures:
Digital display sales	$ 37	$ 85
Digital display lease & maintenance	430	1,329
Real estate rentals	-	-
General corporate	5	11
Total capital expenditures	$ 472	$ 1,425
Geographic revenues:
United States	$ 21,630	$ 21,578
Canada	1,619	1,769
Elsewhere	600	960
Total revenues	$ 23,849	$ 24,307

Subsequent Events (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
Note 12 –  Subsequent Events

As previously reported, Ms. Angela D. Toppi resigned from her positions as Executive Vice President, Chief Financial Officer and Assistant Secretary of the Company, effective October 5, 2012 (the “Separation Date”).  Pursuant to a Separation Agreement and General Release executed by Ms. Toppi and the Company, Ms. Toppi will receive, as consideration for a general and full release of all claims, (1) severance in the amount of $170,000, payable in biweekly installments, (2) reimbursement for the cost of the premium for Ms. Toppi’s COBRA health coverage beginning on the Separation Date and ending on the earlier of (A) the date of Ms. Toppi’s final bi-weekly installment in connection with the severance payment described above or (B) the first date Ms. Toppi shall become eligible for medical coverage under another plan in connection with new employment or otherwise, and (3) certain job placement services subject to a maximum expense cap of $10,000.

20. Subsequent Events The Company has not remitted the March 1, 2012 semi-annual interest payment and principal payment on the Notes to the trustee. See Note 12 – Long-Term Debt.

Basis of Presentation (Quarter)	9 Months Ended
Sep. 30, 2012
Basis of Presentation and Significant Accounting Policies [Text Block]
Note 1 –  Basis of Presentation

Financial information included herein is unaudited, however, such information reflects all adjustments (of a normal and recurring nature), which are, in the opinion of management, necessary for the fair presentation of the condensed consolidated financial statements for the interim periods.  The results for the interim periods are not necessarily indicative of the results to be expected for the full year.  The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with rule 10-01 of Regulation S-X promulgated by the Securities and Exchange Commission and therefore do not include all information and footnote disclosures required under accounting principles generally accepted in the United States of America.  It is suggested that the September 30, 2012 condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.  The Condensed Consolidated Balance Sheet at December 31, 2011 is derived from the December 31, 2011 audited financial statements.

There have been no material changes in our significant accounting policies during the nine months ended September 30, 2012 as compared to the significant accounting policies described in our Annual Report on Form 10-K for the year ended December 31, 2011.  The Company has evaluated subsequent events through the filing date of this Form 10-Q and they are disclosed in Note 12 – Subsequent Events.

Recent Accounting Pronouncements:  In June 2011, the Financial Accounting Standards Board (“FASB”) issued new authoritative guidance on the presentation of comprehensive income.  The new guidance requires an entity to present the components of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements.  The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders’ equity.  While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance.  This new guidance was effective for fiscal years beginning after December 15, 2011.  In December 2011, FASB amended this guidance to postpone a requirement to present items that are reclassified from other comprehensive income to net income on the face of the financial statement where the components of net income and other comprehensive income are presented and reinstate previous guidance related to such reclassifications.  The deferral did not affect the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.  The Company elected early adoption of the requirements to present a separate, consecutive comprehensive income statement in 2011.  Adoption of the new guidance did not have an impact on the Company’s condensed consolidated financial statements, as the guidance impacted presentation only.

In September 2011, FASB issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill Impairment” (“ASU 2011-08”).  ASU 2011-08 is intended to simplify goodwill impairment testing by permitting assessment of qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the traditional two-step impairment test.  Under this update, we are not required to calculate the fair value of our reporting units unless we conclude that it is more-likely-than-not (likelihood of more than 50%) that the carrying value of our reporting units is greater than the fair value of such units based on our assessment of events and circumstances.  This update is effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  We plan to adopt the provisions of this update at the beginning of our 2012 fourth quarter, which has historically been the time at which we assessed the potential impairment of our goodwill and other indefinite lived intangible assets.  The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s condensed consolidated financial statements.

Reclassifications:  Certain reclassifications of prior years amounts have been made to conform to the current year presentation.

Legal Proceedings and Claims (Quarter)	9 Months Ended
Sep. 30, 2012
Legal Matters and Contingencies [Text Block]
Note 10 –  Legal Proceedings and Claims

The Company is subject to legal proceedings and claims which arise in the ordinary course of its business and/or which are covered by insurance that management believes individually and in the aggregate will not have a material adverse effect on the consolidated financial position or operations of the Company.

Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Consolidation, Policy [Policy Text Block]
Principles of consolidation:  The consolidated financial statements include the accounts of Trans-Lux Corporation, a Delaware corporation, and all wholly-owned subsidiaries (the “Company”).  Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the financial statements in the period in which they are determined to be necessary.  Estimates are used when accounting for such items as costs of long-term sales contracts, allowance for uncollectible accounts, inventory valuation allowances, depreciation and amortization, intangible assets, income taxes, warranty obligation, benefit plans, contingencies and litigation.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and cash equivalents: The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Receivables, Policy [Policy Text Block]
Accounts receivable:  Receivables are carried at net realizable value.  Credit is extended based on an evaluation of each customer’s financial condition; collateral is generally not required.  Reserves for uncollectible accounts receivable are provided based on historical experience and current trends.  The Company evaluates the adequacy of these reserves regularly.

The following is a summary of the allowance for uncollectible accounts at December 31:

In thousands	2011	2010
Balance at beginning of year	$1,326	$1,393
Provisions	434	92
Deductions	(876)	(159)
Balance at end of year	$ 884	$1,326

Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers, the relatively small account balances within the majority of the Company’s customer base and their dispersion across different businesses.

Inventory, Policy [Policy Text Block]
Inventories:  Inventories are stated at the lower of cost (first-in, first-out method) or market value.  Valuation allowances for slow moving and obsolete inventories are provided based on historical experience and demand for servicing of the displays.  The Company evaluates the adequacy of these valuation allowances regularly.

Property, Plant and Equipment, Policy [Policy Text Block]
Rental equipment and property, plant and equipment:  Rental equipment and property, plant and equipment are stated at cost and depreciated over their respective useful lives using the straight-line method.  Leaseholds and improvements are amortized over the lesser of the useful lives or term of the lease.

The estimated useful lives are as follows:

Years
Indoor Rental equipment	5 - 10
Outdoor Rental equipment	15
Buildings and improvements	10 - 40
Machinery, fixtures and equipment	3 - 15
Leaseholds and improvements	5

When rental equipment and property, plant and equipment are fully depreciated, retired or otherwise disposed of, the cost and accumulated depreciation are eliminated from the accounts.

Asset Held for Sale, Policy [Policy Text Block]		Asset held for sale: Asset held for sale consists of land located in Silver City, New Mexico.
Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and intangibles:  Goodwill represents the excess of purchase price over the estimated fair value of net assets acquired.  Identifiable intangible assets are recorded at cost and amortized over their estimated useful life on a straight line basis and deferred financing costs are amortized over the life of the related debt of one to two years.  The goodwill of $744,000 relates to the Digital display sales segment.

The Company annually evaluates the value of its goodwill on October 1 and determines if it is impaired by comparing the carrying value of goodwill to its estimated fair value.  Changes in the assumptions used could materially impact the fair value estimates.  Assumptions critical to our fair value estimates are: (i) discount rate used to derive the present value factors used in determining the fair value of the reporting unit, (ii) projected average revenue growth rates used in the reporting unit models and (iii) projected long-term growth rates used in the derivation of terminal year values.  These and other assumptions are impacted by economic conditions and expectations of management and will change in the future based on period-specific facts and circumstances.  The Company uses the income and the market approach when testing for goodwill impairment.

 The Company weighs these approaches by using a 67% factor for the income approach and a 33% factor for the market approach.  Together these two factors estimate the fair value of the reporting unit.  The Company’s goodwill relates to our catalog sports reporting unit.  The Company uses a discounted cash flow model to determine the fair value under the income approach which contemplates an overall weighted average revenue growth rate of 3.0%.  If the Company were to reduce its revenue projections on the reporting unit by 1.3% within the income approach, the fair value of the reporting unit would be below carrying value.  The gross profit margins used are consistent with historical margins achieved by the Company during previous years.  If there is a margin decline of 0.5% or more, the model would yield results of a fair value less than carrying amount.  The Company uses a market multiple approach based on revenue to determine the fair value under the market approach which includes a selection of and market price of a group of comparable companies and the performance of the guidelines of the comparable companies and of the reporting unit.  The impairment test for goodwill is a two-step process.  The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount.  If the carrying amount of the reporting unit exceeds its fair value, a second step is performed to calculate the implied fair value of the goodwill of the reporting unit by deducting the fair value of all of the individual assets and liabilities of the reporting unit from the respective fair values of the reporting unit as a whole.  To the extent the calculated implied fair value of the goodwill is less than the recorded goodwill, an impairment charge is recorded for the difference.  Fair value is determined using cash flow and other valuation models (generally Level 3 inputs in the fair value hierarchy).  During 2011, the Company wrote off the goodwill associated with the older LED technology and recorded a goodwill impairment charge of $66,000.  There was no impairment of goodwill in 2010.

The Company also evaluates the value of its other intangible assets by comparing the carrying value with estimated future cash flows when indicators of possible impairment exist.  There were no impairments of other intangibles in 2011 or 2010.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment or disposal of long-lived assets:  The Company evaluates whether there has been an impairment in its long-lived assets if certain circumstances indicate that a possible impairment may exist.  An impairment in value may exist when the carrying value of a long-lived asset exceeds its undiscounted cash flows.  If it is determined that an impairment in value has occurred, the carrying value is written down to its fair value. The Company uses a present value technique to measure the fair value of its long-lived assets, which utilizes future cash flow estimates of the underlying lease agreements and expectations of renewing such leases. There were no impairments of long-lived assets in 2011 or 2010.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition:  Revenues from equipment lease and maintenance contracts are recognized during the term of the respective agreements, which generally run for periods of one month to 10 years.  At December 31, 2011, the future minimum lease payments due to the Company under operating leases that expire at varying dates through 2019 for its rental equipment and maintenance contracts, assuming no renewals of existing leases or any new leases, aggregating $12,563,000 was as follows:  $6,010,000 – 2012, $3,721,000 – 2013, $1,485,000 – 2014, $832,000 – 2015, $394,000 – 2016 and $121,000 thereafter.  The Company recognizes revenues on long-term equipment sales contracts, which require more than three months to complete, using the percentage of completion method.  The Company records unbilled receivables representing amounts due under these long-term equipment sales contracts, which have not been billed to the customer.  Income is recognized based on the percentage of incurred costs to the estimated total costs for each contract.  The determination of the estimated total costs is susceptible to change on these sales contracts.  Revenues on equipment sales with long-term receivables are recorded on the installment basis.  At December 31, 2011, the future accounts receivables due to the Company under installment sales agreements aggregated $328,000 through 2018.  Revenues on equipment sales, other than long-term equipment sales contracts, are recognized upon shipment when title and risk of loss passes to the customer.  Real estate rentals revenue is recognized monthly on a straight-line basis during the term of the respective lease agreements.

Standard Product Warranty, Policy [Policy Text Block]
Warranty obligations:  The Company provides for the estimated cost of product warranties at the time revenue is recognized.  While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates.  Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.

Income Tax, Policy [Policy Text Block]
Taxes on income:  Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at tax rates expected to be in effect when such temporary differences are expected to reverse and for operating loss carry forwards.  The temporary differences are primarily attributable to operating loss carryforwards and depreciation.  The Company records a valuation allowance against net deferred income tax assets if, based upon the available evidence, it is more-likely-than-not that the deferred income tax assets will not be realized.

The Company considers whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Once it is determined that a position meets the more-likely-than-not recognition threshold, the position is measured to determine the amount of benefit to recognize in the financial statements.  The Company’s policy is to classify interest and penalties related to uncertain tax positions in income tax expense.  To date, there have been no interest or penalties charged to the Company in relation to the underpayment of income taxes.

The Company’s determinations regarding uncertain income tax positions may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency:  The functional currency of the Company’s Canadian business operation is the Canadian dollar.  The assets and liabilities of such operation are translated into U.S. dollars at the year-end rate of exchange, and the operating and cash flow statements are converted at the average annual rate of exchange.  The resulting translation adjustment is recorded in Accumulated other comprehensive loss in the Consolidated Balance Sheets and as a separate item in the Consolidated Statements of Comprehensive Loss.  Gains and losses related to the settling of transactions not denominated in the functional currency are recorded as a component of General and administrative expenses in the Consolidated Statements of Operations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation plan:  The Company measures share-based payments to employees and directors at the grant date fair value of the instrument.  The fair value is estimated on the date of grant using the Black-Scholes valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  For details on the accounting effect of share-based compensation, see Note 16 – Share-Based Compensation.

Subsequent Events, Policy [Policy Text Block]
Consideration of Subsequent Events:  The Company evaluated events and transactions occurring after December 31, 2011 through the date these consolidated financial statements were issued, to identify subsequent events which may need to be recognized or non-recognizable events which would need to be disclosed.  No recognizable events or transactions were identified; see Note 20 – Subsequent Events for non-recognizable events or transactions identified for disclosure.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements:  In June 2011, the Financial Accounting Standards Board (“FASB”) issued new authoritative guidance on the presentation of comprehensive income.  The new guidance requires an entity to present the components of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements.  The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders’ equity.  While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance.  This new guidance was effective for fiscal years beginning after December 15, 2011.  In December 2011, FASB amended this guidance to postpone a requirement to present items that are reclassified from other comprehensive income to net income on the face of the financial statement where the components of net income and other comprehensive income are presented and reinstate previous guidance related to such reclassifications.  The deferral did not affect the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.  The Company elected early adoption of the requirements to present a separate, consecutive comprehensive income statement in 2011.  Adoption of the new guidance did not have an impact on the Company’s condensed consolidated financial statements, as the guidance impacted presentation only.

In September 2011, FASB issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill Impairment” (“ASU 2011-08”).  ASU 2011-08 is intended to simplify goodwill impairment testing by permitting assessment of qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the traditional two-step impairment test.  Under this update, we are not required to calculate the fair value of our reporting units unless we conclude that it is more-likely-than-not (likelihood of more than 50%) that the carrying value of our reporting units is greater than the fair value of such units based on our assessment of events and circumstances.  This update is effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  We plan to adopt the provisions of this update at the beginning of our 2012 fourth quarter, which has historically been the time at which we assessed the potential impairment of our goodwill and other indefinite lived intangible assets.  The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s condensed consolidated financial statements.

Recent accounting pronouncement:  In June 2011, FASB issued new authoritative guidance on the presentation of comprehensive income. The new guidance requires an entity to present the components of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders’ equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for fiscal years beginning after December 15, 2011. In December 2011, FASB amended this guidance to postpone a requirement to present items that are reclassified from other comprehensive income to net income on the face of the financial statement where the components of net income and other comprehensive income are presented and reinstate previous guidance related to such reclassifications. The deferral did not affect the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company elected for early adoption of the requirements to present a separate, consecutive comprehensive income statement in 2011. Adoption of the new guidance did not have an impact on the Company’s consolidated financial statements, as the guidance impacted presentation only.

In September 2011, FASB issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill Impairment” (“ASU 2011-08”).  ASU 2011-08 is intended to simplify goodwill impairment testing by permitting assessment of qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the traditional two-step impairment test.  Under this update, we are not required to calculate the fair value of our reporting units unless we conclude that it is more-likely-than-not (likelihood of more than 50%) that the carrying value of our reporting units is greater than the fair value of such units based on our assessment of events and circumstances.  This update is effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  We plan to adopt the provisions of this update at the beginning of our 2012 fourth quarter, which has historically been the time at which we assessed the potential impairment of our goodwill and other indefinite lived intangible assets.  The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s consolidated financial statements.

Reclassification, Policy [Policy Text Block]	Reclassifications: Certain reclassifications of prior years amounts have been made to conform to the current year presentation.	Reclassifications: Certain reclassifications of prior years’ amounts have been made to conform to the current year’s presentation.

Summary of Significant Accounting Policies (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
In thousands	2011	2010
Balance at beginning of year	$1,326	$1,393
Provisions	434	92
Deductions	(876)	(159)
Balance at end of year	$ 884	$1,326

Plan of Restructuring (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Restructuring and Related Costs [Table Text Block]
	Balance December 31, 2011	Provision	Payments and Other Adjustments	Balance September 30, 2012
Digital display sales	$ -	$330	$135	$195
Digital display lease and maintenance	73	21	66	28
Restructuring Costs, Reportable segment	$73	$351	$201	$223

In thousands	Balance December 31, 2010	Provision	Payments and Other Adjustments	Balance December 31, 2011
Severance costs (1)	$ -	$ 83	$ 40	$43
Facility closing costs (2)	215	(30)	185	-
Other fees	94	111	175	30
Total Restructuring cost	$309	$164	$400	$73

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
	Balance December 31, 2011	Provision	Payments and Other Adjustments	Balance September 30, 2012
Severance costs (1)	$43	$ 341	$161	$223
Other fees	30	10	40	-
Total Restructuring cost	$73	$351	$201	$223

In thousands	Balance December 31, 2010	Provision	Payments and Other Adjustments	Balance December 31, 2011
Digital display sales	$ -	$ 25	$ 25	$ -
Digital display lease and maintenance	309	139	375	73
Segmented Restructuring cost	$309	$164	$400	$73

Inventories (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
In thousands	September 30 2012	December 31 2011
Raw materials	$1,834	$1,826
Work-in-progress	515	449
Finished goods	560	600
Total Inventories	$2,909	$2,875

In thousands	2011	2010
Raw materials	$1,826	$3,948
Work-in-progress	449	152
Finished goods	600	752
Total Inventories	$2,875	$4,852

Rental Equipment (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Rental Equipment [Table Text Block]
In thousands	2011	2010
Indoor Rental equipment	$28,804	$34,740
Outdoor Rental equipment	14,448	15,489
Less accumulated depreciation	27,060	30,173
Net rental equipment	$16,192	$20,056

Property, Plant and Equipment (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
In thousands	2011	2010
Land, buildings and improvements	$2,638	$2,843
Machinery, fixtures and equipment	1,714	3,885
Leaseholds and improvements	29	112
Property, plant and Equipment, Gross	4,381	6,840
Less accumulated depreciation	2,316	4,571
Net property, plant and equipment	$2,065	$2,269

Other Assets (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other Assets [Table Text Block]
In thousands	2011	2010
Spare parts	$175	$295
Deferred financing costs, net of accumulated amortization of $92-2011 and $495-2010	21	201
Prepaids	70	76
Deposits and other	660	52
Other Assets, Total	$926	$624

Taxes on Income (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
In thousands	2011	2010
Current:
Federal	$ 56	$ 51
State and local	-	-
Foreign	(48)	(32)
Income tax (expense) benefit, current	8	19
Deferred:
Federal	-	-
State and local	-	-
Income tax (expense) benefit, deferred	-	-
Income tax benefit	$ 8	$ 19

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2011	2010
Statutory federal income tax benefit rate	34.0%	34.0%
State income taxes, net of federal benefit	4.1	3.8
Federal tax credit refund	(4.0)	(0.7)
Foreign income taxed at different rates	0.3	(1.5)
Deferred tax asset valuation allowance	(31.6)	(35.2)
Other	(2.2)	(0.1)
Effective income tax rate	0.6%	0.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
In thousands	2011	2010
Deferred income tax asset :
Tax credit carryforwards	$ 926	$ 983
Operating loss carryforwards	10,240	11,200
Net pension costs	3,364	2,550
Warrant liabilities	1,462	-
Accruals	351	307
Allowance for bad debts	313	434
Other	411	211
Valuation allowance	(11,945)	(10,524)
Deferred income tax asset, Total	5,122	5,161
Deferred income tax liability:
Depreciation	4,113	4,765
Other	1,009	396
Deferred income tax liability, Total	5,122	5,161
Net deferred income taxes	$ -	$ -

Accrued Liabilities (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accrued Liabilities [Table Text Block]
In thousands	2011	2010
Deferred revenues	$1,258	$1,979
Current portion of pension liability (see Note 15)	1,152	84
Compensation and employee benefits	1,051	1,188
Taxes payable	738	561
Interest payable	315	1,259
Warranty obligations	274	291
Restructuring costs	73	309
Other	1,858	1,884
Accrued Liabilities, Total	$6,719	$7,555

Schedule of Product Warranty Liability [Table Text Block]
In thousands	2011	2010
Balance at beginning of year	$ 291	$ 389
Provisions	125	16
Deductions	(142)	(114)
Balance at end of year	$ 274	$ 291

Long-Term Debt (Annual and Quarter) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Long-term Debt Instruments [Table Text Block]
In thousands	2011	2010
8¼% Limited convertible senior subordinated notes due 2012	$1,153	$10,129
9½% Subordinated debentures due 2012	339	1,057
Term loan bank secured, due in monthly installments through 2011	-	971
Revolving loan bank secured	500	4,100
Real estate mortgages secured, due in monthly installments through 2012	2,964	2,444
Other	-	12
Long-term debt, including current portion	4,956	18,713
Less portion due within one year	4,444	16,378
Long-term debt	$ 512	$ 2,335

Schedule of Maturities of Long-term Debt [Table Text Block]
In thousands	2012	2013	2014	2015	2016
Long-term debt due	$4,444	$57	$61	$394	$ -

Pension Plan (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Allocation of Plan Assets [Table Text Block]
	2011	2010
Guaranteed investment contracts	38.3%	36.1%
Equity and index funds	60.9	63.2
Bonds	-	0.4
Money market funds	0.8	0.3
Pension plan weighted average asset allocations, Total	100.0%	100.0%

Schedule of Level Three Defined Benefit Plan Assets Roll Forward [Table Text Block]
In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$2,097	$ -	$2,097
Mutual stock funds	1,092	-	-	1,092
Equity and index funds	-	2,885	-	2,885
Money market funds	41	-	-	41
Total pension plan assets	$1,133	$4,982	$ -	$6,115

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$2,053	$ -	$2,053
Mutual stock funds	925	-	-	925
Equity and index funds	-	2,342	-	2,342
Money market funds	41	-	-	41
Fair Value, Pension plan assets, Total	$966	$4,395	$ -	$5,361

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
In thousands	2011	2010
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 9,912	$ 9,252
Interest cost	548	539
Actuarial loss	1,193	662
Benefits paid	(377)	(541)
Projected benefit obligation at end of year	11,276	9,912

Change in plan assets: Fair value of plan assets at beginning of year	5,287	5,441
Actual return on plan assets	(153)	340
Company contributions	604	47
Benefits paid	(377)	(541)
Fair value of plan assets at end of year	5,361	5,287

Funded status (underfunded)	$ (5,915)	$ (4,625)

Amounts recognized in other accumulated comprehensive loss:
Net actuarial loss	$ 5,852	$ 4,456
Weighted average assumptions as of December 31:
Discount rate:
Components of cost	4.80%	5.75%
Benefit obligations	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	N/A	N/A

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
In thousands	2012	2013	2014	2015	2016
Projected benefit payments due	$893	$613	$435	$637	$667

Schedule of Net Benefit Costs [Table Text Block]
	Three months ended September 30		Nine months ended September 30
In thousands	2012	2011	2012	2011
Interest cost	$ 130	$ 137	$ 390	$ 411
Expected return on plan assets	(110)	(99)	(329)	(297)
Amortization of net actuarial loss	121	86	363	260
Net periodic pension cost	$ 141	$ 124	$ 424	$ 374

In thousands	2011	2010
Interest cost	$ 548	$ 539
Expected return on plan assets	(396)	(416)
Amortization of net actuarial loss	347	306
Net periodic pension cost	$ 499	$ 429

Schedule of Costs of Retirement Plans [Table Text Block]
In thousands	2011	2010
Balance at beginning of year	$4,456	$4,023
Net actuarial loss	1,743	738
Recognized loss	(347)	(305)
Balance at end of year	$5,852	$4,456

Share-Based Compensation (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	12,000	4.99
Granted	-	-
Exercised	-	-
Terminated	5,500	4.30
Outstanding at end of period	6,500	5.57	1.9
Vested and expected to vest at end of period	6,500	5.57	1.9	-
Exercisable at end of period	6,500	5.57	1.9	-

	Number of Shares			Weighted Average Exercise
	Authorized	Granted	Available	Price
Balance January 1, 2010	39,000	26,000	13,000	$4.57
Expired	-	(3,000)	3,000	5.03
Granted	-	-	-	-
Balance December 31, 2010	39,000	23,000	16,000	4.51
Expired	(10,000)	(11,000)	1,000	3.97
Granted	-	-	-	-
Balance December 31, 2011	29,000	12,000	17,000	4.99

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.65 - $1.99	3,000	3.6	$0.92	-
2.00 - 5.99	1,500	1.9	4.55	-
6.00 - 6.99	2,500	0.5	6.10	-
7.00 - 7.99	5,000	2.3	7.00	-
Total	12,000	2.2	4.99	-

Business Segment Data (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Three Months Ended September 30		Nine Months Ended September 30
In thousands	2012	2011	2012	2011
Revenues:
Digital display sales	$ 4,250	$ 5,185	$13,101	$11,152
Digital display lease and maintenance	1,671	1,908	5,261	5,903
Real estate rentals	5	24	36	69
Total revenues	$ 5,926	$ 7,117	$18,398	$17,124
Operating (loss) income:
Digital display sales	$ (67)	$(1,004)	$(1,577)	$(2,402)
Digital display lease and maintenance	88	(39)	456	238
Real estate rentals	(14)	(42)	(40)	(36)
Corporate general and administrative expenses	(1,063)	(418)	(2,575)	(1,866)
Total operating loss	(1,056)	(1,503)	(3,736)	(4,066)
Interest expense, net	(120)	(416)	(307)	(1,140)
Gain on debt extinguishment	-	-	60	-
Change in warrant liabilities	1,379	-	3,276	-
Income (loss) from continuing operations before income taxes	203	(1,919)	(707)	(5,206)
Income tax expense	(7)	(7)	(21)	(21)
Income (loss) from continuing operations	$ 196	$(1,926)	$ (728)	$(5,227)

In thousands	2011	2010
Revenues:
Digital display sales	$ 15,990	$ 15,515
Digital display lease & maintenance	7,767	8,561
Real estate rentals	92	231
Total revenues	$ 23,849	$ 24,307
Operating (loss) income:
Digital display sales	$ (3,003)	$ (2,529)
Digital display lease & maintenance	215	83
Real estate rentals	(39)	165
Corporate general and administrative expenses	(2,134)	(3,245)
Total operating loss	(4,961)	(5,526)
Interest expense, net	(1,382)	(1,591)
Gain on debt extinguishment	8,796	-
Change in warrant liabilities	(3,655)	-
Loss from continuing operations before income taxes	(1,202)	(7,117)
Income tax benefit	8	19
Net loss from continuing operations	$ (1,194)	$ (7,098)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
In thousands	2011	2010
Assets:
Digital display sales	$ 7,460	$ 8,875
Digital display lease & maintenance	17,386	22,394
Real estate rentals	802	849
Discontinued operations	702	926
Total identifiable assets	26,350	33,044
General corporate	1,109	398
Total assets	$ 27,459	$ 33,442
Depreciation and amortization:
Digital display sales	$ 179	$ 187
Digital display lease & maintenance	4,302	4,945
Real estate rentals	68	43
General corporate	66	128
Total depreciation and amortization	$ 4,615	$ 5,303
Capital expenditures:
Digital display sales	$ 37	$ 85
Digital display lease & maintenance	430	1,329
Real estate rentals	-	-
General corporate	5	11
Total capital expenditures	$ 472	$ 1,425
Geographic revenues:
United States	$ 21,630	$ 21,578
Canada	1,619	1,769
Elsewhere	600	960
Total revenues	$ 23,849	$ 24,307

Summary of Significant Accounting Policies (Annual) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Goodwill (in Dollars)	$ 744,000	$ 744,000	$ 810,000
Goodwill, Impairment Loss (in Dollars)	66,000
Operating Leases, Future Minimum Payments Receivable (in Dollars)	12,563,000
Operating Leases, Future Minimum Payments Receivable, Current (in Dollars)	6,010,000
Operating Leases, Future Minimum Payments Receivable, in Two Years (in Dollars)	3,721,000
Operating Leases, Future Minimum Payments Receivable, in Three Years (in Dollars)	1,485,000
Operating Leases, Future Minimum Payments Receivable, in Four Years (in Dollars)	832,000
Operating Leases, Future Minimum Payments Receivable, in Five Years (in Dollars)	394,000
Operating Leases, Future Minimum Payments Receivable, Thereafter (in Dollars)	121,000
Indoor Equipment [Member]
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	10
Outdoor Equipment [Member]
Property, Plant and Equipment, Useful Life, Maximum	15
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life, Minimum	10
Property, Plant and Equipment, Useful Life, Maximum	40
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	15
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life, Average	5
Digital Display Sales [Member]
Goodwill (in Dollars)	$ 744,000

Summary of Significant Accounting Policies (Annual) (Detail) - Summary of the allowance for uncollectible accounts (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 1,326	$ 1,393
Provisions	434	92
Deductions	(876)	(159)
Balance at end of year	$ 884	$ 1,326

Plan of Restructuring (Annual and Quarter) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 14, 2011
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			20,825,000		2,244,000
Gains (Losses) on Extinguishment of Debt			$ 60,000		$ 8,796,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)					$ 3.21
Securities, Issued					8,300,000		8,300,000
Preferred Stock, Shares Issued (in Shares)					416,500		416,500
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 1		$ 0.001
Preferred Stock Stated Value Per Share (in Dollars per share)					$ 20		$ 20
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	416,500		416,500		50		50
Common Stock, Shares Converted From Conversion (in Shares)					20,825,000		20,825,000
Conversion Of Preferred Stock, Warrant Issued (in Shares)					4,165,000		4,165,000
Purchase Price Of Securites Issued Per Unit					20,000		20,000
Common Stock, Shares, Issued (in Shares)	25,895,424		25,895,424		5,070,424	2,826,424
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.5		0.5		1
Placement Agent Fees			8,000,000		8,000,000
Placement Agent, Cash Fee			200,000		200,000
Placement Agent Fees, Notes Issued			200,000		200,000
Repayments of Notes Payable			2,019,600		2,019,600
Cash Settlement, Debentureholder			71,800		71,800
Repayments of Senior Debt			320,833		320,833
Repayments of Lines of Credit			4,600,000		1,300,000
Restructuring Charges	178,000	16,000	351,000	86,000	164,000	1,078,000
Other Restructuring Costs					164,000
Excess Stock, Shares Authorized (in Shares)	60,000,000		60,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 1	$ 1
Secured Demand Notes	650,000		650,000
Restructuring Costs			1,600,000			480,000
Severance Costs	178,000
Restatement Adjustment [Member] | Unit [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					0.2
Restatement Adjustment [Member] | Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.2		0.2		0.2
Restatement Adjustment [Member] | Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.5		0.5		0.5
Restatement Adjustment [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					0.01
Placement Agent Warrants [Member] | Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.2		0.2
Placement Agent Warrants [Member] | Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.5		0.5
Scenario, Previously Reported [Member] | Convertible Notes Payable [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1		1
Scenario, Previously Reported [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1		1
Scenario, Previously Reported [Member] | Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1		1
Scenario, Previously Reported [Member] | Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1		1
Unit [Member]
Preferred Stock, Shares Issued (in Shares)					1,000
Common Stock, Shares, Issued (in Shares)					50,000
Warrants, Issued (in Shares)					10,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					1
Convertible Notes Payable [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.1		0.1
Debt Conversion, Original Debt, Amount			57,000
Convertible Debentures [Member]
Debt Conversion, Original Debt, Amount			5,000
Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.5		0.5		0.5
Class of Warrant or Right, Outstanding (in Shares)	2,680,000		2,680,000		2,680,000
Warrant A and Warrant B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					1
Class of Warrant or Right, Outstanding (in Shares)	8,330,000		8,330,000
Common Stock Warrant [Member]
Class of Warrant or Right, Outstanding (in Shares)	8,330,000		8,330,000		8,330,000
Preferred Stock, Shares Component in Single Unit Security Issued (in Shares)							50,000
Warrants A [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.2		0.2		1		0.2
Warrants, Number in Single Unit Securty Issued (in Shares)							10,000
Warrants B [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.5		0.5		1		0.5
Convertible Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)			2,244,000
Convertible Preferred Stock [Member]
Preferred Stock, Shares Issued (in Shares)							1,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Debt Instrument, Amount Paid			225		225
Debt Instrument, Convertible, Number of Equity Instruments			250		250
Debt Instrument, Convertible, Value Exchanged	1,000		1,000		1,000
Debt Instrument, Repurchase Amount					8,976,000
9½% Subordinated debentures due 2012 [Member}
Debt Instrument, Amount Paid			100		100
Debt Instrument, Convertible, Value Exchanged	1,000		1,000		1,000
Debt Instrument, Repurchase Amount					718,000
Revolving Loan With Senior Lender [Member]
Repayments of Senior Debt			3,000,000
Repayments of Lines of Credit			1,000,000
Revolving Loan With Senior Lender [Member]
Repayments of Senior Debt					3,000,000
Repayments of Lines of Credit					1,000,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Debt Instrument, Amount Paid			225
Debt Instrument, Convertible, Number of Equity Instruments			250
Debt Instrument, Convertible, Value Exchanged	1,000		1,000
Debt Instrument, Repurchase Amount	8,976,000		8,976,000
9½% Subordinated debentures due 2012 [Member}
Debt Instrument, Amount Paid			100
Debt Instrument, Convertible, Value Exchanged	1,000		1,000
Debt Instrument, Repurchase Amount	$ 718,000		$ 718,000

Plan of Restructuring (Annual and Quarter) (Detail) - Amounts expensed and paid for restructuring costs (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring Balance	$ 73	$ 309
Provision	351	164
Payment and Other Adjustment	201	400
Restructuring Balance	223	73
Employee Severance [Member]
Restructuring Balance	43
Provision	341	83
Payment and Other Adjustment	161	40
Restructuring Balance	223	43
Facility Closing [Member]
Restructuring Balance		215
Provision		(30)
Payment and Other Adjustment		185
Other Fees [Member]
Restructuring Balance	30	94
Provision	10	111
Payment and Other Adjustment	40	175
Restructuring Balance		$ 30

Plan of Restructuring (Annual and Quarter) (Detail) - Restructuring cost by reportable segment (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Segmented Restructuring Balance	$ 223	$ 73	$ 309
Segmented Restructuring Provision	351	164
Segmented Restructuring Payment and Other Adjustment	201	400
Digital Display Sales [Member]
Segmented Restructuring Balance	195
Segmented Restructuring Provision	330	25
Segmented Restructuring Payment and Other Adjustment	135	25
Digital Display Lease and Maintenance [Member]
Segmented Restructuring Balance	28	73	309
Segmented Restructuring Provision	21	139
Segmented Restructuring Payment and Other Adjustment	$ 66	$ 375

Discontinued Operations (Annual) (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Jul. 15, 2008
Discontinued Operation, Purchase Price							$ 24,500,000
Discontinued Operation, Selling Price Allocation, Cash							7,400,000
Discontinued Operation, Selling Price Allocation, Escrow							400,000
Discontinued Operation, Debt Assumed							16,700,000
Discontinued Operation, Cash In Escrow Released To Buyer						100,000
Discontinued Operation, Cash Escrow, Released To Company						300,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(224,000)	(7,000)	(224,000)	(224,000)	62,000
Write down Of Land Held For Sale				224,000
Joint Venture [Member]
Discontinued Operation, Debt Assumed						$ 300,000

Fair Value (Annual and Quarter) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Money Market Funds, at Carrying Value	$ 210,000	$ 261,000	$ 5,000
Cash Surrender Value of Life Insurance	70,000	70,000	71,000
Long-term Debt, Fair Value	3,200,000	3,500,000
Notes Payable, Fair Value Disclosure	247,000	259,000
Debenture, Fair Value	33,000	34,000
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Convertible Debt, Fair Value Disclosures		259,000	1,200,000
9½% Subordinated debentures due 2012 [Member}
Long-term Debt, Fair Value		$ 34,000	$ 100,000

Inventories (Annual and Quarter) (Detail) - Inventories Table (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw materials	$ 1,834	$ 1,826	$ 3,948
Work-in-progress	515	449	152
Finished goods	560	600	752
Total Inventories	$ 2,909	$ 2,875	$ 4,852

Rental Equipment (Annual) (Detail) - Rental Equipment (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental equipment	$ 43,779	$ 43,252	$ 50,229
Less accumulated depreciation	29,885	27,060	30,173
Net rental equipment	13,894	16,192	20,056
Indoor Equipment [Member]
Rental equipment		28,804	34,740
Outdoor Equipment [Member]
Rental equipment		$ 14,448	$ 15,489

Property, Plant and Equipment (Annual) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Land, buildings and improvements, net book value	$ 2.1	$ 2.3

Property, Plant and Equipment (Annual) (Detail) - Table (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and Equipment, Gross	$ 4,439	$ 4,381	$ 6,840
Less accumulated depreciation	2,496	2,316	4,571
Net property, plant and equipment	1,943	2,065	2,269
Land, Buildings and Improvements [Member]
Property, plant and Equipment, Gross		2,638	2,843
Machinery, Fixture And Equipment [Member]
Property, plant and Equipment, Gross		1,714	3,885
Leasehold Improvements [Member]
Property, plant and Equipment, Gross		$ 29	$ 112

Other Assets (Annual) (Detail) - Other Assets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Spare parts		$ 175	$ 295
Deferred financing costs, net of accumulated amortization of $92-2011 and $495-2010		21	201
Prepaids		70	76
Deposits and other		660	52
Other Assets, Total	$ 488	$ 926	$ 624

Taxes on Income (Annual) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 203,000	$ (1,919,000)	$ (707,000)	$ (5,206,000)	$ (1,202,000)	$ (7,117,000)
Tax Credit Carryforward, Amount					900,000
Operating Loss Carryforwards					25,600,000
Operating Loss Carryforwards, Expiration Dates					expire in 2019
United States [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest					1,400,000	6,900,000
Canada [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest					$ 200,000	$ (0.2)

Taxes on Income (Annual) (Detail) - Components of income tax (expense) benefit (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 56	$ 51
State and local
Foreign					(48)	(32)
Income tax (expense) benefit, current					8	19
Deferred:
Federal
State and local
Income tax (expense) benefit, deferred
Income tax benefit	$ (7)	$ (7)	$ (21)	$ (21)	$ 8	$ 19

Taxes on Income (Annual) (Detail) - Income tax benefits federal statutory rate	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statutory federal income tax benefit rate	34.00%	34.00%
State income taxes, net of federal benefit	4.10%	3.80%
Federal tax credit refund	(4.00%)	(0.70%)
Foreign income taxed at different rates	0.30%	(1.50%)
Deferred tax asset valuation allowance	(31.60%)	(35.20%)
Other	(2.20%)	(0.10%)
Effective income tax rate	0.60%	0.30%

Taxes on Income (Annual) (Detail) - Significant components of the Company`s deferred income tax assets and liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax asset :
Tax credit carryforwards	$ 926	$ 983
Operating loss carryforwards	10,240	11,200
Net pension costs	3,364	2,550
Warrant liabilities	1,462
Accruals	351	307
Allowance for bad debts	313	434
Other	411	211
Valuation allowance	(11,945)	(10,524)
Deferred income tax asset, Total	5,122	5,161
Deferred income tax liability:
Depreciation	4,113	4,765
Other	1,009	396
Deferred income tax liability, Total	5,122	5,161
Net deferred income taxes

Accrued Liabilities (Annual) (Detail) - Accrued liabilities (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009
Deferred revenues		$ 1,258	$ 1,979
Current portion of pension liability (see Note 15)	600	1,152	84
Compensation and employee benefits		1,051	1,188
Taxes payable		738	561
Interest payable		315	1,259
Warranty obligations		274	291	291	389
Restructuring costs		73	309
Other		1,858	1,884
Accrued Liabilities, Total	$ 6,431	$ 6,719	$ 7,555

Accrued Liabilities (Annual) (Detail) - Warranty obligations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009
Balance at beginning of year	$ 274	$ 291	$ 291	$ 389
Provisions	125	16
Deductions	(142)	(114)
Balance at end of year	$ 274	$ 291	$ 291	$ 389

Warrant Liabilities (Annual and Quarter) (Detail) (USD $)	3 Months Ended	9 Months Ended									9 Months Ended	12 Months Ended						12 Months Ended						9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Restatement Adjustment [Member] Warrants A [Member]	Dec. 31, 2011 Restatement Adjustment [Member] Warrants A [Member]	Sep. 30, 2012 Restatement Adjustment [Member] Warrants B [Member]	Dec. 31, 2011 Restatement Adjustment [Member] Warrants B [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Dec. 31, 2011 Warrants A [Member] Common Stock [Member]	Sep. 30, 2012 Warrants A [Member]	Dec. 31, 2011 Warrants A [Member]	Nov. 14, 2011 Warrants A [Member]	Dec. 31, 2011 Warrants B [Member] Common Stock [Member]	Sep. 30, 2012 Warrants B [Member]	Dec. 31, 2011 Warrants B [Member]	Nov. 14, 2011 Warrants B [Member]	Dec. 31, 2011 Warrant A and Warrant B [Member]	Sep. 30, 2012 Warrant A and Warrant B [Member]	Sep. 30, 2012 Placement Agent Warrants [Member] Warrants A [Member]	Dec. 31, 2011 Placement Agent Warrants [Member] Warrants A [Member]	Sep. 30, 2012 Placement Agent Warrants [Member] Warrants B [Member]	Dec. 31, 2011 Placement Agent Warrants [Member] Warrants B [Member]	Sep. 30, 2012 Placement Agent Warrants [Member]	Dec. 31, 2011 Placement Agent Warrants [Member]	Sep. 30, 2012 Placement Agent [Member] Warrants A [Member]	Sep. 30, 2012 Placement Agent [Member] Warrants B [Member]	Sep. 30, 2012 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Sep. 30, 2012 Warrants A [Member]	Dec. 31, 2011 Warrant [Member]
Warrants Issued During Period											4,165,000	4,165,000						8,330,000						1,200,000	1,200,000					1,000,000	1,000,000	416,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			1,000,000							1				1						240,000	240,000	240,000	240,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.5	0.5	1		0.2	0.2	0.5	0.5	0.01		0.2	1	0.2		0.5	1	0.5	1						0.5	0.5	0.5	0.2			0.1
Class of Warrant or Right, Outstanding																			8,330,000					2,680,000	2,680,000			1,680,000	1,680,000
Secured Debt (in Dollars)	$ 650,000	$ 650,000																												$ 650,000	$ 650,000
Other Noncash Expense (in Dollars)																																	3,700,000
Common Stock, Shares Authorized	60,000,000	60,000,000	5,500,000	5,500,000
Other Noncash Income (in Dollars)	$ 1,400,000	$ 3,300,000

Long-Term Debt (Annual and Quarter) (Detail) (USD $)	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 17, 2012	Dec. 31, 2010	Sep. 30, 2012 Subsequent Event [Member] 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Sep. 30, 2012 Existing Mortgage Rifinancing [Member]	Dec. 31, 2011 Existing Mortgage Rifinancing [Member]	Sep. 30, 2012 Mortgage On Real Estate Rental Propertly [Member]	Dec. 31, 2011 Mortgage On Real Estate Rental Propertly [Member]	Dec. 31, 2011 Mortgage On Land Held For Sale [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Mar. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Sep. 30, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Feb. 29, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Oct. 31, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2010 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Sep. 30, 2012 9½% Subordinated debentures due 2012 [Member}	Dec. 31, 2011 9½% Subordinated debentures due 2012 [Member}	Oct. 31, 2011 9½% Subordinated debentures due 2012 [Member}	Dec. 31, 2010 9½% Subordinated debentures due 2012 [Member}	Sep. 30, 2012 Restructuring Plan [Member]	Sep. 30, 2012 Restructuring Plan [Member]	Sep. 30, 2012 Revolving Credit Facility [Member]
Convertible Notes Payable															$ 1,100,000	$ 1,200,000		$ 1,200,000
Debt Instrument, Debt Default, Amount																417,800	1,400,000			5,000	50,200
Debt Instrument, Debt Default, Description of Notice of Default																The non-payments constitute an event of default under the Indenture governing the Notes and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. Upon any such declaration, such amount shall be due and payable immediately, and the trustee may commence legal action against us to recover the amounts due which ultimately could require the disposition of some or all of our assets. Any such action would require us to curtail or cease operations					The non-payments constitute an event of default under the Indenture governing the Debentures and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness. The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000 and no payment can be made to such trustee or the holders at this time as such defaults have not been waived
Debt Instrument, Amount Paid															225	225				100	100
Debt Instrument, Convertible, Number of Equity Instruments															250	250
Debt Instrument, Convertible, Value Exchanged															1,000	1,000				1,000	1,000
Debt Instrument, Repurchase Amount																8,976,000					718,000
Debt Instrument, Principal Outstanding																		1,200,000			339,000
Long-term Debt		4,956,000		18,713,000												1,153,000			10,129,000	300,000	339,000	300,000	1,057,000
Debt Instrument, Sinking Fund Payment																				105,700	105,700
Gains (Losses) on Extinguishment of Debt	60,000	8,796,000																						0	60,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)		$ 3.21
Line of Credit Facility, Maximum Borrowing Capacity		3,000,000
Line of Credit Facility, Interest Rate at Period End	5.25%	5.25%
Repayments of Lines of Credit	4,600,000	1,300,000
Line of Credit Facility, Decrease, Repayments	3,000,000	5,000,000
Line of Credit Facility, Amount Outstanding	1,000,000	3,000,000
Line of Credit Facility, Current Borrowing Capacity		500,000
Line of Credit Facility, Remaining Borrowing Capacity		2,500,000
Debt Instrument, Covenant Description		The Credit Agreement requires an annual facility fee on the unused commitment of 0.25%, and requires compliance with certain financial covenants, as defined in the Credit Agreement, which include a senior debt coverage ratio of not less than 1.00 to 1.00 (5.23 to 1.00 at December 31, 2011), a loan-to-value ratio of not more than 50% (3.0% at December 31, 2011) and a $1.0 million quarterly cap on capital expenditures ($128,000 at December 31, 2011) for each quarter remaining during the term of the Credit Agreement
Line of Credit Facility, Commitment Fee Percentage	0.25%	0.25%												25.00%						25.00%
Line of Credit Facility, Covenant Compliance		As of December 31, 2011, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $11.5 million ($3.9 million at December 31, 2011),which the senior lender waived, such covenant is applicable for each quarter remaining during the term of the Credit Agreement. In addition, the senior lender has waived the defaults on the Notes and the Debentures, but in the event that the holders of the Notes or the Debentures or trustees declare a default and begin to exercise any of their rights or remedies in connection with the non-payment defaults, this shall constitute a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have
Payments for Repurchase of Private Placement	6,500,000	650,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.5	1				0.01
Mortgage Loans on Real Estate, Carrying Amount of Mortgages								650,000
Mortgage Loans on Real Estate, Interest Rate							6.50%	6.50%	6.75%	6.75%	7.80%
Compensating Balance, Amount							200,000	200,000
Repayments of Debt								390,000
Working Capital Requirement								260,000
Mortgage Loans on Real Estate							525,000		1,700,000	1,800,000	100,000
Debt Instrument, Periodic Payment, Interest														1,400,000	417,800					50,200
Debt Instrument, Frequency of Periodic Payment															semi-annual
Debt Instrument, Convertible, Principal Amount Converted					57,000										9,000,000					700,000
Line of Credit Facility, Maximum Amount Outstanding During Period	1,000,000																									1,000,000
Debt Instrument, Convertible, Conversion Ratio												1.75	1
Proceeds from Subscription Agreement for Private Placement			$ 650,000
Percentage of secured Notes			4.00%
Shares, Issued (in Shares)			1,000,000
Common Stock Exercise Price (in Dollars per share)			$ 0.1

Long-Term Debt (Annual and Quarter) (Detail) - Long-term debt table (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Oct. 31, 2011	Dec. 31, 2010
Long-term debt, including current portion		$ 4,956		$ 18,713
Less portion due within one year	4,206	4,444		16,378
Long-term debt		512		2,335
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Long-term debt, including current portion		1,153		10,129
9½% Subordinated debentures due 2012 [Member}
Long-term debt, including current portion	300	339	300	1,057
Term loan bank secured [Member]
Long-term debt, including current portion				971
Revolving loan bank secured [Member]
Long-term debt, including current portion		500		4,100
Real estate mortgages [Member]
Long-term debt, including current portion		2,964		2,444
Other [Member]
Long-term debt, including current portion				$ 12

Long-Term Debt (Annual and Quarter) (Detail) - Payments of long-term debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long-term debt due	$ 4,444
Long-term debt due	57
Long-term debt due	61
Long-term debt due	394
Long-term debt due	$ 0

Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Annual) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 14, 2011 Series A Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)			16,039,000	26,000
Preferred Stock, Value, Issued					$ 8,300,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares)				50,000
Share-based Compensation	3,000	18,000	24,000	21,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Minimum Pension Liability, after Tax			4,368,000	2,971,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax			$ 901,000	$ 983,000

Engineering Development (Annual) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Engineering Development Expenses		$ 187,000	$ 670,000
Write-off Engineering Software	$ 456,000

Pension Plan (Annual and Quarter) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Benefit Obligation	$ 5,900,000
Defined Benefit Pension Plan, Liabilities, Noncurrent	4,800,000			5,200,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.00%	8.00%
Defined Benefit Plan, Amortization of Net Gains (Losses)	5,852,000	4,456,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Minimum Pension Liability, before Tax				900,000
Deferred Tax Liabilities, Deferred Expense	559,000	285,000		559,000	559,000	285,000
Defined Benefit Plan, Other Costs			500,000
Defined Benefit Pension Plan Liabilities, Current	1,152,000	84,000		600,000
Bonds [Member] | Pension Assets [Member]
Defined Benefit Pension Plan, Liabilities, Noncurrent		18,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.00%
Defined Benefit Plan, Amortization of Net Gains (Losses)	484,000
Defined Benefit Plan, Accumulated Benefit Obligation	11,300,000	9,900,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Minimum Pension Liability, before Tax	$ 1,200,000

Pension Plan (Annual and Quarter) (Detail) - pension plan weighted average asset allocations	Dec. 31, 2011	Dec. 31, 2010
Pension plan weighted average asset allocations	100.00%	100.00%
Guaranteed investment contracts [Member]
Pension plan weighted average asset allocations	38.30%	36.10%
Equity Funds [Member]
Pension plan weighted average asset allocations	60.90%	63.20%
Bonds [Member]
Pension plan weighted average asset allocations		0.40%
Money Market Funds [Member]
Pension plan weighted average asset allocations	0.80%	0.30%

Pension Plan (Annual and Quarter) (Detail) - Pension plan assets by level within the fair value hierarchy (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Guaranteed investment contracts [Member] Netting [Member]	Dec. 31, 2011 Mutual Stock Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Mutual Stock Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Mutual Stock Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Mutual Stock Funds [Member] Netting [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Equity Funds [Member] Netting [Member]	Dec. 31, 2011 Equity Funds [Member] Netting [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Money Market Funds [Member] Netting [Member]	Dec. 31, 2011 Money Market Funds [Member] Netting [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Netting [Member]	Dec. 31, 2011 Netting [Member]
Fair Value, Pension plan assets	$ 5,361	$ 5,287	$ 5,441		$ 2,053		$ 2,053	$ 925			$ 925			$ 2,885	$ 2,342			$ 2,885	$ 2,342	$ 41	$ 41					$ 41	$ 41	$ 1,133	$ 966	$ 4,982	$ 4,395			$ 6,115	$ 5,361

Pension Plan (Annual and Quarter) (Detail) - Funded status of the plan (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Change in benefit obligation: Projected benefit obligation at beginning of year			$ 11,276	$ 9,912	$ 9,912	$ 9,252
Interest cost	130	137	390	411	548	539
Actuarial loss					1,193	662
Benefits paid					(377)	(541)
Projected benefit obligation at end of year					11,276	9,912
Change in plan assets: Fair value of plan assets at beginning of year			5,361	5,287	5,287	5,441
Actual return on plan assets					(153)	340
Company contributions					604	47
Benefits paid					(377)	(541)
Fair value of plan assets at end of year					5,361	5,287
Funded status (underfunded)					(5,915)	(4,625)
Net actuarial loss					$ 5,852	$ 4,456
Discount rate:
Components of cost					4.80%	5.75%
Benefit obligations					5.75%	6.00%
Expected return on plan assets					8.00%	8.00%

Pension Plan (Annual and Quarter) (Detail) - Expected projected benefit payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Projected benefit payments due	$ 893
Projected benefit payments due	613
Projected benefit payments due	435
Projected benefit payments due	637
Projected benefit payments due	$ 667

Pension Plan (Annual and Quarter) (Detail) - Net periodic pension cost (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Interest cost	$ 130	$ 137	$ 390	$ 411	$ 548	$ 539
Expected return on plan assets	(110)	(99)	(329)	(297)	(396)	(416)
Amortization of net actuarial loss	121	86	363	260	347	306
Net periodic pension cost	$ 141	$ 124	$ 424	$ 374	$ 499	$ 429

Pension Plan (Annual and Quarter) (Detail) - Unrecognized pension costs in other comprehensive loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 4,456	$ 4,023
Net actuarial loss	1,743	738
Recognized loss	(347)	(305)
Balance at end of year	$ 5,852	$ 4,456

Share-Based Compensation (Annual and Quarter) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,500	12,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		(11,000)	(3,000)
Stock Granted During Period, Shares, Share-based Compensation	50,000
Allocated Share-based Compensation Expense (in Dollars)	$ 43,000
6.10-7.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		7,500
0.65-5.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		4,500
1995 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		125,000
Non-Employee Director Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		1,000	3,000
Non-Statutory Stock Option Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		10,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures		10,000

Share-Based Compensation (Annual and Quarter) (Detail) - Changes in the stock option plans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Shares Authorized,Balance		29,000	39,000	39,000
Number of Shares Granted,Balance		12,000	23,000	26,000
Number of Shares Available,Balance		17,000	16,000	13,000
Weighted Average Exercise Price, Balance (in Dollars per share)	$ 5.57	$ 4.99	$ 4.51	$ 4.57
Expired		(10,000)
Expired		(11,000)	(3,000)
Expired		1,000	3,000
Expired (in Dollars per share)	$ 4.3	$ 3.97	$ 5.03

Share-Based Compensation (Annual and Quarter) (Detail) - Stock options outstanding and exercisable (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
Number Outstanding and Exercisable	12,000	6,500
Weighted Average Remaining Contractual Life	2 years 73 days
Weighted Average Exercise Price (in Dollars per share)	$ 4.99
0.65 - 1.99 [Member]
Number Outstanding and Exercisable	3,000
Weighted Average Remaining Contractual Life	3 years 219 days
Weighted Average Exercise Price (in Dollars per share)	$ 0.92
2.00 - 5.99 [Member]
Number Outstanding and Exercisable	1,500
Weighted Average Remaining Contractual Life	1 year 328 days
Weighted Average Exercise Price (in Dollars per share)	$ 4.55
6.00 - 6.99 [Member]
Number Outstanding and Exercisable	2,500
Weighted Average Remaining Contractual Life	6 months
Weighted Average Exercise Price (in Dollars per share)	$ 6.1
7.00 - 7.99 [Member]
Number Outstanding and Exercisable	5,000
Weighted Average Remaining Contractual Life	2 years 109 days
Weighted Average Exercise Price (in Dollars per share)	$ 7

Loss Per Common Share (Annual and Quarter) (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,010,000		11,010,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,000	12,500	12,000	23,000

Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitment For Future Salaries	$ 900,000
Contractual Salaries Expense	255,000	939,000
Operating Leases, Future Minimum Payments Due	333,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	262,000
Operating Leases, Future Minimum Payments, Due in Two Years	71,000
Operating Leases, Future Minimum Payments, Due in Three Years	0
Operating Leases, Future Minimum Payments, Due in Four Years	0
Operating Leases, Future Minimum Payments, Due in Five Years	0
Operating Leases, Future Minimum Payments, Due Thereafter	0
Operating Leases, Rent Expense	$ 290,000	$ 395,000

Business Segment Data (Annual and Quarter) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number of Reportable Segments	3	3

Business Segment Data (Annual and Quarter) (Detail) - Company`s continuing operations in its three business segments (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 5,926,000	$ 7,117,000	$ 18,398,000	$ 17,124,000	$ 23,849,000	$ 24,307,000
Operating Loss	(1,056,000)	(1,503,000)	(3,736,000)	(4,066,000)	(4,961,000)	(5,526,000)
Interest expense, net	(120,000)	(416,000)	(307,000)	(1,140,000)	(1,382,000)	(1,591,000)
Gain on debt extinguishment			60,000		8,796,000
Change in warrant liabilities	1,379,000		3,276,000		(3,655,000)
Loss from continuing operations before income taxes	203,000	(1,919,000)	(707,000)	(5,206,000)	(1,202,000)	(7,117,000)
Income tax benefit	(7,000)	(7,000)	(21,000)	(21,000)	8,000	19,000
Net loss from continuing operations	196,000	(1,926,000)	(728,000)	(5,227,000)	(1,194,000)	(7,098,000)
Digital Display Sales [Member]
Revenues					15,990,000	15,515,000
Operating Loss					(3,003,000)	(2,529,000)
Digital Display Lease and Maintenance [Member]
Revenues					7,767,000	8,561,000
Operating Loss					215,000	83,000
Real Estate Rentals [Member]
Revenues					92,000	231,000
Operating Loss					(39,000)	165,000
General Corporate [Member]
Operating Loss					$ (2,134,000)	$ (3,245,000)

Business Segment Data (Annual and Quarter) (Detail) - Company`s Segment Assets and Other Disclosure (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Assets					$ 27,459	$ 33,442
Depreciation and amortization					4,615	5,303
Capital expenditures					472	1,425
Geographic revenues:
Revenues	5,926	7,117	18,398	17,124	23,849	24,307
Identifiable Assets [Member] | Digital Display Sales [Member]
Assets					7,460	8,875
Identifiable Assets [Member] | Digital Display Lease and Maintenance [Member]
Assets					17,386	22,394
Identifiable Assets [Member] | Real Estate Rentals [Member]
Assets					802	849
Identifiable Assets [Member] | Segment, Discontinued Operations [Member]
Assets					702	926
Identifiable Assets [Member]
Assets					26,350	33,044
United States [Member]
Geographic revenues:
Revenues					21,630	21,578
Canada [Member]
Geographic revenues:
Revenues					1,619	1,769
Eleswhere [Member]
Geographic revenues:
Revenues					600	960
Digital Display Sales [Member]
Depreciation and amortization					179	187
Capital expenditures					37	85
Geographic revenues:
Revenues					15,990	15,515
Digital Display Lease and Maintenance [Member]
Depreciation and amortization					4,302	4,945
Capital expenditures					430	1,329
Geographic revenues:
Revenues					7,767	8,561
Real Estate Rentals [Member]
Depreciation and amortization					68	43
Geographic revenues:
Revenues					92	231
General Corporate [Member]
Assets					1,109	398
Depreciation and amortization					66	128
Capital expenditures					$ 5	$ 11

Subsequent Events (Annual) (Detail) (USD $)	3 Months Ended	0 Months Ended
	Sep. 30, 2012	Oct. 05, 2012 Subsequent Event [Member] Ms. Angela D. Toppi [Member]
Severance Costs	$ 178,000	$ 170,000
Job Placement Services,Maximum Expense		$ 10,000

Plan of Restructuring (Quarter) (Detail) - Amounts expensed and paid for restructuring costs (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring Balance	$ 73	$ 309
Provision	351	164
Payment and Other Adjustment	201	400
Restructuring Balance	223	73
Payment and Other Adjustment	201	400
Employee Severance [Member]
Restructuring Balance	43
Provision	341	83
Payment and Other Adjustment	161	40
Restructuring Balance	223	43
Payment and Other Adjustment	161	40
Other Fees [Member]
Restructuring Balance	30	94
Provision	10	111
Payment and Other Adjustment	40	175
Restructuring Balance		30
Payment and Other Adjustment	$ 40	$ 175

Plan of Restructuring (Quarter) (Detail) - The following table shows, by reportable segment, the restructuring costs incurred for the nine mont (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Segmented Restructuring Balance	$ 223	$ 73	$ 309
Segmented Restructuring Provision	351	164
Segmented Restructuring Payment and Other Adjustment	201	400
Digital Display Sales [Member]
Segmented Restructuring Balance	195
Segmented Restructuring Provision	330	25
Segmented Restructuring Payment and Other Adjustment	135	25
Digital Display Lease and Maintenance [Member]
Segmented Restructuring Balance	28	73	309
Segmented Restructuring Provision	21	139
Segmented Restructuring Payment and Other Adjustment	$ 66	$ 375

Inventories (Quarter) (Detail) - Inventories (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw materials	$ 1,834	$ 1,826	$ 3,948
Work-in-progress	515	449	152
Finished goods	560	600	752
Total Inventories	$ 2,909	$ 2,875	$ 4,852

Pension Plan (Quater) (Detail) - Components of net periodic pension cost (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Interest cost	$ 130	$ 137	$ 390	$ 411	$ 548	$ 539
Expected return on plan assets	(110)	(99)	(329)	(297)	(396)	(416)
Amortization of net actuarial loss	121	86	363	260	347	306
Net periodic pension cost	$ 141	$ 124	$ 424	$ 374	$ 499	$ 429

Pension Plan (Quater) (Detail) - Pension plan assets by level within the fair value hierarchy (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Guaranteed investment contracts [Member] Netting [Member]	Sep. 30, 2012 Mutual Stock Funds [Member] Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Mutual Stock Funds [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Mutual Stock Funds [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Mutual Stock Funds [Member] Netting [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Equity Funds [Member] Netting [Member]	Dec. 31, 2011 Equity Funds [Member] Netting [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Money Market Funds [Member] Netting [Member]	Dec. 31, 2011 Money Market Funds [Member] Netting [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Sep. 30, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Netting [Member]	Dec. 31, 2011 Netting [Member]
Pension plan assets	$ 5,361	$ 5,287	$ 5,441		$ 2,097		$ 2,097	$ 1,092			$ 1,092			$ 2,885	$ 2,342			$ 2,885	$ 2,342	$ 41	$ 41					$ 41	$ 41	$ 1,133	$ 966	$ 4,982	$ 4,395			$ 6,115	$ 5,361

Share-Based Compensation (Quarter) (Detail) - Activity of the Company's stock options (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of year	12,000
Outstanding at beginning of year (in Dollars per share)	$ 4.99	$ 4.51	$ 4.57
Terminated	5,500
Terminated (in Dollars per share)	$ 4.3	$ 3.97	$ 5.03
Outstanding at end of period	6,500	12,000
Outstanding at end of period (in Dollars per share)	$ 5.57	$ 4.99	$ 4.51
Outstanding at end of period	1.9
Vested and expected to vest at end of period	6,500
Vested and expected to vest at end of period (in Dollars per share)	$ 5.57
Vested and expected to vest at end of period	1.9
Exercisable at end of period	6,500	12,000
Exercisable at end of period (in Dollars per share)	$ 5.57
Exercisable at end of period	1 year 328 days

Business Segment Data (Quarter) (Detail) - Schedule of Revenue by Major Customers by Reporting Segments (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 5,926,000	$ 7,117,000	$ 18,398,000	$ 17,124,000	$ 23,849,000	$ 24,307,000
Operating Income (Loss)	(1,056,000)	(1,503,000)	(3,736,000)	(4,066,000)	(4,961,000)	(5,526,000)
Interest expense, net	(120,000)	(416,000)	(307,000)	(1,140,000)	(1,382,000)	(1,591,000)
Gain on debt extinguishment			60,000		8,796,000
Change in warrant liabilities	1,379,000		3,276,000		(3,655,000)
Income (loss) from continuing operations before income taxes	203,000	(1,919,000)	(707,000)	(5,206,000)	(1,202,000)	(7,117,000)
Income tax expense	(7,000)	(7,000)	(21,000)	(21,000)	8,000	19,000
Income (loss) from continuing operations	196,000	(1,926,000)	(728,000)	(5,227,000)	(1,194,000)	(7,098,000)
Digital Display Sales [Member]
Revenues	4,250,000	5,185,000	13,101,000	11,152,000
Operating Income (Loss)	(67,000)	(1,004,000)	(1,577,000)	(2,402,000)
Digital Display Lease and Maintenance [Member]
Revenues	1,671,000	1,908,000	5,261,000	5,903,000
Operating Income (Loss)	88,000	(39,000)	456,000	238,000
Real Estate Rentals [Member]
Revenues	5,000	24,000	36,000	69,000
Operating Income (Loss)	(14,000)	(42,000)	(40,000)	(36,000)
General Corporate [Member]
Operating Income (Loss)	$ (1,063,000)	$ (418,000)	$ (2,575,000)	$ (1,866,000)